UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05452)

Exact name of registrant as specified in charter: Putnam Premier Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

Item 1. Schedule of Investments:

Putnam Premier Income Trust The fund's portfolio 10/31/07 (Unaudited)

FOREIGN GOVERNMENT BONDS AND NOTES (27.6%)(a)
		Principal amount	Value

Argentina (Republic of) bonds 7s, 2013		$1,380,000	$1,238,128
Argentina (Republic of) bonds Ser. $ V, 10 1/2s, 2012	ARS	9,085,000	2,402,983
Argentina (Republic of) FRB 5.389s, 2012		$15,087,500	13,743,528
Argentina (Republic of) notes Ser. $dis, 8.28s, 2033		2,461,230	2,485,842
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	8,000,000	11,352,543
Brazil (Federal Republic of) bonds 6s, 2017		$2,935,000	3,001,038
Canada (Government of) bonds 5 1/2s, 2010	CAD	3,730,000	4,067,226
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	1,340,000	1,677,402
Colombia (Republic of) notes 10s, 2012		$3,765,000	4,386,225
Ecuador (Republic of) regs notes 9 3/8s, 2015		245,000	244,388
Ecuador (Republic of) 12s, 2012		310,080	311,630
France (Government of) bonds 5 3/4s, 2032	EUR	2,605,000	4,431,775
France (Government of) bonds 5 1/2s, 2010	EUR	6,300,000	9,469,081
France (Government of) bonds 4s, 2013	EUR	7,700,000	11,059,695
France (Government of) bonds 4s, 2009	EUR	1,520,000	2,199,303
Germany (Federal Republic of) bonds Ser. 05, 3 1/4s,
2015	EUR	57,100,000	77,663,754
Ghana (Republic of) bonds 8 1/2s, 2017		$555,000	569,430
Indonesia (Republic of) bonds 14.275s, 2013	IDR	5,011,000,000	688,930
Indonesia (Republic of) bonds 14 1/4s, 2013	IDR	14,881,000,000	2,023,796
Indonesia (Republic of) 144A bonds 6 5/8s, 2037		$1,875,000	1,840,313
Ireland (Republic of) bonds 5s, 2013	EUR	14,800,000	22,249,331
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	313,000,000	2,749,644
Japan (Government of) CPI Linked bonds Ser. 12, 1.2s,
2017	JPY	732,600,000	6,354,411
Japan (Government of) CPI Linked bonds Ser. 8, 1s, 2016	JPY	7,759,632,600	66,567,673
Mexican (Government of) bonds Ser. M 10, 8s, 2015	MXN	34,400,000	3,253,928
Peru (Republic of) bonds 8 3/4s, 2033		$935,000	1,248,225
Russia (Federation of) unsub. 5s, 2030		3,501,630	3,948,088
Russia (Federation of) 144A unsub. unsec. bonds 5s,
2030		5,556,573	6,265,036
Russia (Ministry of Finance) debs. Ser. V, 3s, 2008		4,040,000	3,984,652
South Africa (Republic of) notes 5 7/8s, 2022		880,000	872,520
Spain (Kingdom of) bonds 5s, 2012	EUR	4,600,000	6,896,589
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	59,875,000	10,737,313
Turkey (Republic of) notes 6 7/8s, 2036		$6,870,000	6,811,605
Ukraine (Government of) 144A sr. unsub. 6.58s, 2016 (S)		2,945,000	2,996,538
United Mexican States bonds Ser. MTN, 8.3s, 2031		4,545,000	5,960,768
Venezuela (Republic of) unsub. bonds 5 3/8s, 2010		1,295,000	1,232,193
Venezuela (Republic of) notes 10 3/4s, 2013		3,270,000	3,659,130

Total foreign government bonds and notes (cost $285,449,958)			$310,644,654

COLLATERALIZED MORTGAGE OBLIGATIONS (18.3%)(a)
		Principal amount	Value
Banc of America Commercial Mortgage, Inc. FRB Ser.
07-3, Class A3, 5.838s, 2049		$343,000	$346,294
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		318,946	297,710
Ser. 01-1, Class K, 6 1/8s, 2036		718,000	621,741
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 7.091s, 2022		1,187,000	1,160,620
Banc of America Mortgage Securities IFB Ser. 06-2,
Class A4, IO (Interest only), 0.528s, 2046		1,758,324	18,199
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 1.55s, 2037		2,868,000	456,012
Ser. 07-1, Class S, IO, 1.211s, 2037		8,092,868	899,927
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.449s, 2032		481,000	506,399
Ser. 07-PW17, Class A3, 5.736s, 2050		4,243,000	4,281,285
Broadgate Financing PLC sec. FRB Ser. D, 7.044s, 2023
(United Kingdom)	GBP	827,875	1,597,790
Citigroup Mortgage Loan Trust, Inc. IFB Ser. 07-6,
Class 2A5, IO, 1.778s, 2037		$3,814,118	176,805
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048		217,000	217,603
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.705s, 2017		2,203,900	44,508
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 5.191s, 2017		554,516	553,702
Countrywide Alternative Loan Trust IFB Ser. 06-6CB,
Class 1A3, IO, 0.228s, 2036		12,532,661	74,747
Countrywide Home Loans Ser. 05-2, Class 2X, IO, 1.16s,
2035		7,127,538	136,983
Countrywide Home Loans 144A IFB Ser. 05-R1, Class 1AS,
IO, 0.981s, 2035		6,285,705	263,953
Countrywide Home Loans Ser. 06-0A5, Class X, IO,
2.435s, 2046		7,774,015	304,888
Credit Suisse Mortgage Capital Certificates FRB Ser.
07-C4, Class A2, 5.811s, 2039		1,151,000	1,170,029
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 5.673s, 2017		167,000	158,463
FRB Ser. 06-A, Class C, 5.473s, 2017		495,000	474,734
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033		3,957,000	3,963,727
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class L, 6.941s, 2020		1,356,000	1,349,220
Ser. 98-C2, Class F, 6 3/4s, 2030		3,176,400	3,357,469
FRB Ser. 05-TFLA, Class K, 6.391s, 2020		758,000	755,195

Ser. 98-C1, Class F, 6s, 2040		1,880,000	1,732,740
Ser. 02-CP5, Class M, 5 1/4s, 2035		691,000	519,121
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.525s, 2031		26,178,258	322,115
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		552,708	549,430
DLJ Commercial Mortgage Corp. 144A Ser. 98-CF2,
Class B5, 5.95s, 2031		1,771,365	1,693,159
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1,
Class B2, 8.16s, 2030		314,972	283,475
European Loan Conduit 144A FRB Ser. 22A, Class D,
7.122s, 2014 (Ireland)	GBP	995,000	1,940,841
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 7 1/8s, 2014 (United Kingdom) (F)	GBP	553,879	1,098,422
Fannie Mae
IFB Ser. 06-70, Class SM, 13.409s, 2036		$498,489	585,646
IFB Ser. 06-62, Class PS, 10.665s, 2036		1,403,499	1,639,452
IFB Ser. 06-76, Class QB, 10.365s, 2036		3,500,653	4,078,060
IFB Ser. 06-63, Class SP, 10.065s, 2036		3,813,827	4,380,347
IFB Ser. 07-W7, Class 1A4, 9.945s, 2037		1,165,192	1,264,520
IFB Ser. 06-104, Class GS, 9.365s, 2036		727,328	813,574
IFB Ser. 06-60, Class TK, 9.11s, 2036		1,083,170	1,187,434
Ser. 04-T2, Class 1A4, 7 1/2s, 2043		542,312	575,586
Ser. 02-T19, Class A3, 7 1/2s, 2042		445,141	469,393
Ser. 02-14, Class A2, 7 1/2s, 2042		3,163	3,265
Ser. 01-T10, Class A2, 7 1/2s, 2041		429,133	450,476
Ser. 02-T4, Class A3, 7 1/2s, 2041		1,824	1,925
Ser. 01-T3, Class A1, 7 1/2s, 2040		277,828	292,234
Ser. 01-T1, Class A1, 7 1/2s, 2040		853,567	894,913
Ser. 99-T2, Class A1, 7 1/2s, 2039		342,134	361,993
Ser. 00-T6, Class A1, 7 1/2s, 2030		164,468	173,555
Ser. 01-T4, Class A1, 7 1/2s, 2028		795,862	847,068
Ser. 04-W12, Class 1A3, 7s, 2044		709,471	743,529
Ser. 01-T10, Class A1, 7s, 2041		1,712,471	1,776,906
IFB Ser. 05-74, Class CP, 6.884s, 2035		1,010,947	1,068,183
IFB Ser. 06-27, Class SP, 6.701s, 2036		1,553,000	1,642,288
IFB Ser. 06-8, Class HP, 6.701s, 2036		1,692,951	1,774,656
IFB Ser. 06-8, Class WK, 6.701s, 2036		2,684,465	2,794,722
IFB Ser. 05-106, Class US, 6.701s, 2035		2,454,039	2,588,190
IFB Ser. 05-99, Class SA, 6.701s, 2035		1,199,444	1,244,394
IFB Ser. 05-115, Class NQ, 6.666s, 2036		574,860	584,571
IFB Ser. 05-74, Class CS, 6.621s, 2035		1,152,510	1,191,465
IFB Ser. 06-60, Class CS, 6.224s, 2036		1,725,780	1,688,381
IFB Ser. 05-114, Class SP, 6.181s, 2036		712,505	707,412
IFB Ser. 05-95, Class CP, 5.415s, 2035		183,903	186,481
IFB Ser. 05-95, Class OP, 5.305s, 2035		702,654	678,661
IFB Ser. 05-83, Class QP, 4.726s, 2034		412,076	393,964
IFB Ser. 07-W6, Class 6A2, IO, 2.928s, 2037		2,546,877	203,379
IFB Ser. 06-90, Class SE, IO, 2.928s, 2036		4,447,521	494,148
IFB Ser. 03-66, Class SA, IO, 2.778s, 2033		1,986,877	186,349
IFB Ser. 07-W6, Class 5A2, IO, 2.418s, 2037		3,353,669	252,818
IFB Ser. 07-W2, Class 3A2, IO, 2.408s, 2037		3,215,037	230,983
IFB Ser. 05-113, Class AI, IO, 2.358s, 2036		1,445,687	129,984
IFB Ser. 05-113, Class DI, IO, 2.358s, 2036		1,334,581	101,834
IFB Ser. 06-60, Class SI, IO, 2.278s, 2036		3,245,702	282,787
IFB Ser. 07-W7, Class 3A2, IO, 2.258s, 2037		4,031,816	266,744
IFB Ser. 06-60, Class DI, IO, 2.198s, 2035		4,213,802	286,869
IFB Ser. 07-54, Class CI, IO, 1.888s, 2037		2,590,626	196,134
IFB Ser. 07-39, Class PI, IO, 1.888s, 2037		2,086,338	141,436
IFB Ser. 07-30, Class WI, IO, 1.888s, 2037		12,236,994	797,606
IFB Ser. 07-22, Class S, IO, 1.878s, 2037		18,210,616	1,285,351
IFB Ser. 06-128, Class SH, IO, 1.878s, 2037		2,236,923	147,426
IFB Ser. 06-56, Class SM, IO, 1.878s, 2036		3,054,591	207,609
IFB Ser. 06-12, Class SD, IO, 1.878s, 2035		7,697,850	603,642
IFB Ser. 07-W5, Class 2A2, IO, 1.868s, 2037		1,022,889	44,183
IFB Ser. 07-30, Class IE, IO, 1.868s, 2037		5,869,565	498,545
IFB Ser. 06-123, Class CI, IO, 1.868s, 2037		4,659,073	341,942
IFB Ser. 06-123, Class UI, IO, 1.868s, 2037		2,199,632	156,440
IFB Ser. 07-15, Class BI, IO, 1.828s, 2037		3,720,393	260,497
IFB Ser. 06-23, Class SC, IO, 1.828s, 2036		3,031,834	214,457
IFB Ser. 06-16, Class SM, IO, 1.828s, 2036		2,420,459	170,601
IFB Ser. 05-95, Class CI, IO, 1.828s, 2035		2,587,136	191,993
IFB Ser. 05-84, Class SG, IO, 1.828s, 2035		4,322,845	326,962
IFB Ser. 05-104, Class NI, IO, 1.828s, 2035		3,001,487	218,710
IFB Ser. 05-104, Class SI, IO, 1.828s, 2033		4,957,088	323,554
IFB Ser. 05-83, Class QI, IO, 1.818s, 2035		694,090	56,563
IFB Ser. 06-128, Class GS, IO, 1.808s, 2037		2,955,416	218,356
IFB Ser. 05-83, Class SL, IO, 1.798s, 2035		7,487,526	489,163
IFB Ser. 06-114, Class IS, IO, 1.778s, 2036		2,553,077	166,082
IFB Ser. 06-115, Class IE, IO, 1.768s, 2036		1,927,968	140,193
IFB Ser. 06-117, Class SA, IO, 1.768s, 2036		2,942,691	188,600
IFB Ser. 06-109, Class SH, IO, 1.748s, 2036		2,285,767	180,372
IFB Ser. 07-W6, Class 4A2, IO, 1.728s, 2037		13,212,198	793,333
IFB Ser. 06-128, Class SC, IO, 1.728s, 2037		2,498,597	166,021
IFB Ser. 06-45, Class SM, IO, 1.728s, 2036		3,485,640	193,683
IFB Ser. 06-8, Class JH, IO, 1.728s, 2036		8,868,113	652,043
IFB Ser. 05-122, Class SG, IO, 1.728s, 2035		2,437,804	170,433
IFB Ser. 05-95, Class OI, IO, 1.718s, 2035		387,305	32,557
IFB Ser. 06-92, Class LI, IO, 1.708s, 2036		2,849,003	186,025
IFB Ser. 06-99, Class AS, IO, 1.708s, 2036		372,133	25,198
IFB Ser. 06-98, Class SQ, IO, 1.698s, 2036		13,076,746	848,372
IFB Ser. 06-85, Class TS, IO, 1.688s, 2036		4,982,965	302,940
IFB Ser. 07-75, Class PI, IO, 1.668s, 2037		3,120,022	189,307
IFB Ser. 07-90, Class S, IO, 1.638s, 2037		5,038,494	202,327
IFB Ser. 07-W8, Class 2A2, IO, 1.578s, 2037		4,732,869	266,093
IFB Ser. 06-70, Class WI, IO, 1.578s, 2036		1,762,010	75,436
IFB Ser. 07-30, Class JS, IO, 1.568s, 2037		5,185,822	321,453

IFB Ser. 07-30, Class LI, IO, 1.568s, 2037	3,730,900	241,925
IFB Ser. 07-54, Class IA, IO, 1.538s, 2037	2,695,274	172,054
IFB Ser. 07-54, Class IB, IO, 1.538s, 2037	2,695,274	172,054
IFB Ser. 07-54, Class IC, IO, 1.538s, 2037	2,695,274	172,054
IFB Ser. 07-54, Class ID, IO, 1.538s, 2037	2,695,274	172,054
IFB Ser. 07-54, Class IE, IO, 1.538s, 2037	2,695,274	172,054
IFB Ser. 07-54, Class IF, IO, 1.538s, 2037	4,009,760	255,964
IFB Ser. 07-54, Class UI, IO, 1.538s, 2037	3,924,284	267,935
IFB Ser. 07-56, Class SA, IO, 1.538s, 2037	1,930,076	95,732
IFB Ser. 07-91, Class AS, IO, 1.528s, 2037	2,028,620	119,382
IFB Ser. 07-91, Class HS, IO, 1.528s, 2037	2,152,559	126,311
IFB Ser. 07-15, Class CI, IO, 1.508s, 2037	8,570,598	535,541
IFB Ser. 06-123, Class BI, IO, 1.508s, 2037	11,318,807	685,659
IFB Ser. 06-115, Class JI, IO, 1.508s, 2036	6,240,682	390,174
IFB Ser. 07-103, Class AI, IO, 1.465s, 2037	12,984,600	750,672
IFB Ser. 06-123, Class LI, IO, 1.448s, 2037	4,193,166	246,040
IFB Ser. 07-39, Class AI, IO, 1.248s, 2037	4,679,891	249,143
IFB Ser. 07-32, Class SD, IO, 1.238s, 2037	3,206,633	162,069
IFB Ser. 07-30, Class UI, IO, 1.228s, 2037	2,646,337	143,617
IFB Ser. 07-32, Class SC, IO, 1.228s, 2037	4,242,987	211,615
IFB Ser. 07-1, Class CI, IO, 1.228s, 2037	3,111,171	163,574
IFB Ser. 05-74, Class SE, IO, 1.228s, 2035	6,002,651	266,870
IFB Ser. 07-W5, Class 1A2, IO, 1.208s, 2037	5,946,559	212,442
IFB Ser. 07-4, Class PS, IO, 1.183s, 2037	10,682,947	490,330
FRB Ser. 03-W17, Class 12, IO, 1.15s, 2033	4,567,770	174,946
IFB Ser. 07-75, Class ID, IO, 0.998s, 2037	3,191,958	157,417
Ser. 03-W10, Class 3A, IO, 0.839s, 2043	7,698,019	124,645
Ser. 03-W10, Class 1A, IO, 0.816s, 2043	6,373,820	88,378
Ser. 00-T6, IO, 0.765s, 2030	6,988,571	98,355
Ser. 02-T18, IO, 0.516s, 2042	12,484,695	157,170
Ser. 06-84, Class OP, PO (Principal only), zero %, 2036	55,757	55,169
Ser. 372, Class 1, PO, zero %, 2036	10,167,223	7,760,175
Ser. 06-56, Class XF, zero %, 2036	159,203	159,846
Ser. 04-38, Class AO, PO, zero %, 2034	954,265	685,269
Ser. 04-61, Class CO, PO, zero %, 2031	909,958	744,136
Ser. 99-51, Class N, PO, zero %, 2029	126,137	106,566
Ser. 07-31, Class TS, IO, zero %, 2009	6,764,038	82,091
Ser. 07-15, Class IM, IO, zero %, 2009	2,640,826	29,777
Ser. 07-16, Class TS, IO, zero %, 2009	10,744,042	124,925
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-58, Class 4A, 7 1/2s, 2043	9,708	10,266
Ser. T-60, Class 1A2, 7s, 2044	3,200,927	3,352,327
Ser. T-57, Class 1AX, IO, 0.45s, 2043	4,003,157	46,287
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.347s, 2020	10,198,167	533,944
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	891,000	746,172
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	1,219,000	1,329,941
Freddie Mac
IFB Ser. 3182, Class PS, 8.235s, 2032	396,047	447,902
IFB Ser. 3081, Class DC, 6.249s, 2035	971,948	1,014,715
IFB Ser. 3114, Class GK, 6.035s, 2036	662,897	689,489
Ser. 3382, Class SB, IO, 6s, 2037 (FWC)	5,641,000	172,896
IFB Ser. 3149, Class SU, 5.662s, 2036	826,621	809,603
IFB Ser. 2979, Class AS, 5.605s, 2034	432,618	437,710
IFB Ser. 3065, Class DC, 4.586s, 2035	1,536,297	1,474,254
IFB Ser. 3184, Class SP, IO, 2.259s, 2033	4,095,599	326,753
IFB Ser. 3203, Class SH, IO, 2.049s, 2036	2,327,004	211,648
IFB Ser. 2755, Class SG, IO, 2.009s, 2031	3,251,807	234,670
IFB Ser. 2828, Class TI, IO, 1.959s, 2030	1,378,455	96,680
IFB Ser. 3297, Class BI, IO, 1.669s, 2037	8,080,224	602,051
IFB Ser. 3284, Class IV, IO, 1.659s, 2037	2,064,514	163,618
IFB Ser. 3287, Class SD, IO, 1.659s, 2037	3,049,589	216,149
IFB Ser. 3281, Class BI, IO, 1.659s, 2037	1,582,360	112,191
IFB Ser. 3028, Class ES, IO, 1.659s, 2035	7,187,138	534,547
IFB Ser. 3042, Class SP, IO, 1.659s, 2035	1,676,249	120,795
IFB Ser. 3045, Class DI, IO, 1.639s, 2035	13,692,945	863,173
IFB Ser. 3054, Class CS, IO, 1.609s, 2035	1,543,469	80,663
IFB Ser. 3107, Class DC, IO, 1.609s, 2035	7,808,608	600,999
IFB Ser. 3066, Class SI, IO, 1.609s, 2035	4,945,852	369,014
IFB Ser. 2950, Class SM, IO, 1.609s, 2016	1,179,272	74,877
IFB Ser. 3256, Class S, IO, 1.599s, 2036	4,540,077	337,494
IFB Ser. 3031, Class BI, IO, 1.599s, 2035	1,372,357	111,334
IFB Ser. 3244, Class SB, IO, 1.569s, 2036	2,268,098	154,577
IFB Ser. 3244, Class SG, IO, 1.569s, 2036	2,609,213	183,827
IFB Ser. 3326, Class GS, IO, 1.559s, 2037	13,034,662	722,749
IFB Ser. 3236, Class IS, IO, 1.559s, 2036	4,250,603	279,294
IFB Ser. 3147, Class SH, IO, 1.559s, 2036	7,831,301	570,010
IFB Ser. 3114, Class TS, IO, 1.559s, 2030	8,521,488	489,094
IFB Ser. 3240, Class S, IO, 1.529s, 2036	7,260,197	494,943
IFB Ser. 3153, Class JI, IO, 1.529s, 2036	3,599,909	211,610
IFB Ser. 3065, Class DI, IO, 1.529s, 2035	1,075,941	86,760
IFB Ser. 3218, Class AS, IO, 1.489s, 2036	2,556,836	154,905
IFB Ser. 3221, Class SI, IO, 1.489s, 2036	3,429,354	217,881
IFB Ser. 3153, Class UI, IO, 1.479s, 2036	527,797	42,270
IFB Ser. 3202, Class PI, IO, 1.449s, 2036	9,321,863	597,813
IFB Ser. 3355, Class MI, IO, 1.409s, 2037	2,193,341	129,013
IFB Ser. 3355, Class LI, IO, 1.409s, 2037	2,727,563	117,612
IFB Ser. 3201, Class SG, IO, 1.409s, 2036	4,333,273	275,078
IFB Ser. 3203, Class SE, IO, 1.409s, 2036	3,892,659	243,266
IFB Ser. 3171, Class PS, IO, 1.394s, 2036	3,214,260	206,898
IFB Ser. 3152, Class SY, IO, 1.389s, 2036	6,429,012	453,412
IFB Ser. 3284, Class BI, IO, 1.359s, 2037	2,579,218	153,841
IFB Ser. 3199, Class S, IO, 1.359s, 2036	5,516,785	331,344
IFB Ser. 3284, Class LI, IO, 1.349s, 2037	5,253,221	334,858

IFB Ser. 3281, Class AI, IO, 1.339s, 2037	8,651,935	552,366
IFB Ser. 3311, Class IA, IO, 1.319s, 2037	3,801,279	251,039
IFB Ser. 3311, Class IB, IO, 1.319s, 2037	3,801,279	251,039
IFB Ser. 3311, Class IC, IO, 1.319s, 2037	3,801,279	251,039
IFB Ser. 3311, Class ID, IO, 1.319s, 2037	3,801,279	251,039
IFB Ser. 3311, Class IE, IO, 1.319s, 2037	5,861,395	387,090
IFB Ser. 3274, Class JS, IO, 1.319s, 2037	6,775,303	364,737
IFB Ser. 3240, Class GS, IO, 1.289s, 2036	4,387,542	271,610
IFB Ser. 3339, Class TI, IO, 1.049s, 2037	5,034,627	281,245
IFB Ser. 3288, Class SJ, IO, 1.039s, 2037	4,204,322	196,291
IFB Ser. 3284, Class CI, IO, 1.029s, 2037	10,222,346	550,786
IFB Ser. 3016, Class SQ, IO, 1.019s, 2035	3,064,173	120,063
IFB Ser. 3284, Class WI, IO, 1.009s, 2037	16,960,309	885,005
IFB Ser. 3286, Class SA, IO, 1.009s, 2037	4,598,382	195,428
IFB Ser. 3235, Class SA, IO, 0.859s, 2036	2,023,446	84,499
Ser. 246, PO, zero %, 2037	10,657,909	8,168,496
Ser. 3300, PO, zero %, 2037	1,864,635	1,465,881
Ser. 236, PO, zero %, 2036	831,566	637,243
FRB Ser. 3326, Class XF, zero %, 2037	380,861	365,652
FRB Ser. 3122, Class GF, zero %, 2036	829,357	839,572
FRB Ser. 3326, Class WF, zero %, 2035	347,815	328,490
GE Capital Commercial Mortgage Corp. 144A
Ser. 00-1, Class F, 7.514s, 2033	251,000	257,842
Ser. 00-1, Class G, 6.131s, 2033	1,159,000	1,087,779
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	1,022,427	1,038,357
Government National Mortgage Association
IFB Ser. 07-51, Class SP, 9.495s, 2037	232,757	255,970
IFB Ser. 07-64, Class AM, 7.45s, 2037	100,000	102,922
Ser. 07-73, Class KG, IO, 6s, 2037 (FWC)	1,540,000	1,916,820
IFB Ser. 05-66, Class SP, 3.967s, 2035	937,870	886,216
IFB Ser. 06-62, Class SI, IO, 2.383s, 2036	3,349,313	240,982
IFB Ser. 07-1, Class SL, IO, 2.363s, 2037	1,453,872	114,137
IFB Ser. 07-1, Class SM, IO, 2.353s, 2037	1,454,786	113,766
IFB Ser. 07-26, Class SG, IO, 1.853s, 2037	4,325,715	300,571
IFB Ser. 07-9, Class BI, IO, 1.823s, 2037	9,020,718	563,900
IFB Ser. 07-25, Class SA, IO, 1.803s, 2037	3,554,218	209,762
IFB Ser. 07-25, Class SB, IO, 1.803s, 2037	6,963,578	410,976
IFB Ser. 07-26, Class LS, IO, 1.803s, 2037	8,996,252	607,521
IFB Ser. 07-26, Class SA, IO, 1.803s, 2037	9,989,891	576,202
IFB Ser. 07-22, Class S, IO, 1.803s, 2037	2,309,149	176,159
IFB Ser. 07-11, Class SA, IO, 1.803s, 2037	2,119,936	142,897
IFB Ser. 07-14, Class SB, IO, 1.803s, 2037	2,024,836	135,309
IFB Ser. 07-51, Class SJ, IO, 1.753s, 2037	2,381,695	186,156
IFB Ser. 07-26, Class SD, IO, 1.74s, 2037	4,976,311	326,679
IFB Ser. 06-38, Class SG, IO, 1.653s, 2033	10,118,674	464,898
IFB Ser. 07-53, Class SG, IO, 1.603s, 2037	1,698,089	96,277
IFB Ser. 07-48, Class SB, IO, 1.59s, 2037	3,892,960	205,632
IFB Ser. 07-53, Class ES, IO, 1.553s, 2037	2,722,112	128,840
IFB Ser. 07-59, Class SP, IO, 1.54s, 2037	578,000	39,015
IFB Ser. 07-59, Class PS, IO, 1.54s, 2037	1,852,000	126,457
IFB Ser. 07-9, Class DI, IO, 1.513s, 2037	4,558,060	246,300
IFB Ser. 07-53, Class SC, IO, 1.503s, 2037	3,096,950	129,372
IFB Ser. 07-64, Class AI, IO, 1.49s, 2037	900,000	45,637
IFB Ser. 07-9, Class AI, IO, 1.44s, 2037	5,133,380	313,664
IFB Ser. 07-36, Class SY, IO, 1.41s, 2037	2,850,232	156,127
IFB Ser. 07-57, Class QA, IO, 1.38s, 2037	5,887,000	303,548
IFB Ser. 07-61, Class SA, IO, 1.369s, 2037	3,133,000	170,408
IFB Ser. 05-65, Class SI, IO, 1.353s, 2035	3,258,056	178,305
IFB Ser. 07-58, Class SC, IO, 1.35s, 2037	5,010,000	225,450
IFB Ser. 07-58, Class SD, IO, 1.34s, 2037	4,752,000	210,547
IFB Ser. 07-59, Class SD, IO, 1.34s, 2037	1,150,000	59,117
IFB Ser. 06-14, Class S, IO, 1.253s, 2036	3,182,432	153,324
IFB Ser. 06-11, Class ST, IO, 1.243s, 2036	1,982,039	93,707
IFB Ser. 07-27, Class SD, IO, 1.203s, 2037	2,537,622	112,705
IFB Ser. 07-19, Class SJ, IO, 1.203s, 2037	4,304,460	186,368
IFB Ser. 07-23, Class ST, IO, 1.203s, 2037	4,641,692	180,807
IFB Ser. 07-9, Class CI, IO, 1.203s, 2037	5,931,833	262,410
IFB Ser. 07-7, Class EI, IO, 1.203s, 2037	2,512,583	105,711
IFB Ser. 07-1, Class S, IO, 1.203s, 2037	5,708,740	249,788
IFB Ser. 07-3, Class SA, IO, 1.203s, 2037	5,440,998	235,635
IFB Ser. 07-31, Class AI, IO, 1.12s, 2037	2,418,610	179,884
IFB Ser. 07-43, Class SC, IO, 1.04s, 2037	3,960,688	162,375
FRB Ser. 98-2, Class EA, PO, zero %, 2028	123,272	99,801
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	679,000	688,970
FRB Ser. 07-GG10, Class AM, 5.993s, 2045	2,379,000	2,405,671
GS Mortgage Securities Corp. II 144A FRB Ser. 03-FL6A,
Class L, 8.341s, 2015	417,000	414,915
GSR Mortgage Loan Trust IFB Ser. 06-4F, Class 4A2, IO,
2.278s, 2036	2,023,814	101,774
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.260s, 2051	2,325,000	2,388,566
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	4,928,000	5,025,032
Ser. 07-CB20, Class A3, 5.863s, 2051	1,698,000	1,713,129
FRB Ser. 07-LD11, Class A3, 6.007s, 2049	847,000	859,053
FRB Ser. 07-LD11, Class AM, 6.007s, 2049	1,071,000	1,081,539
Ser. 07-CB20, Class A4, 5.794s, 2051	2,037,000	2,072,322
FRB Ser. 07-LDPX, Class AM, 5.464s, 2049	1,090,000	1,059,687
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.049s, 2051	125,281,000	1,624,895
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	492,082	513,686
Ser. 98-C4, Class J, 5.6s, 2035	965,000	886,270
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class AM, 6.114s, 2017	1,612,000	1,639,707
Ser. 07-C6, Class A2, 5.845s, 2012	1,535,000	1,572,896

Lehman Mortgage Trust
IFB Ser. 07-5, Class 4A3, 10.845s, 2036		1,633,761	1,814,627
IFB Ser. 06-6, Class 5A2, IO, 1.628s, 2036		3,234,399	92,839
IFB Ser. 07-5, Class 8A2, IO, 2.848s, 2036		3,017,979	183,287
IFB Ser. 07-4, Class 3A2, IO, 2.328s, 2037		2,238,129	132,728
IFB Ser. 06-5, Class 2A2, IO, 2.278s, 2036		5,572,365	300,834
IFB Ser. 07-2, Class 2A13, IO, 1.818s, 2037		4,104,919	241,882
IFB Ser. 06-9, Class 2A2, IO, 1.748s, 2037		4,863,318	299,820
IFB Ser. 06-7, Class 2A4, IO, 1.678s, 2036		8,512,029	376,886
IFB Ser. 06-7, Class 2A5, IO, 1.678s, 2036		7,716,267	440,502
IFB Ser. 06-6, Class 1A2, IO, 1.628s, 2036		3,147,999	140,603
IFB Ser. 06-6, Class 1A3, IO, 1.628s, 2036		4,341,009	221,787
IFB Ser. 06-5, Class 1A3, IO, 0.528s, 2036		1,479,112	13,870
IFB Ser. 06-4, Class 1A3, IO, 0.528s, 2036		2,113,834	28,592
IFB Ser. 06-7, Class 1A3, IO, 0.478s, 2036		3,591,434	38,847
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012		3,423,000	3,372,725
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040 (Canada)		1,154,000	817,447
Ser. 04-1A, Class K, 5.45s, 2040 (Canada)		411,000	300,963
Ser. 04-1A, Class L, 5.45s, 2040 (Canada)		187,000	106,751
MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13,
Class 3A6, 3.786s, 2034		554,000	539,958
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.062s, 2049		111,261,432	1,599,383
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 5.278s, 2035		929,978	926,315
Ser. 96-C2, Class JS, IO, 2.263s, 2028 (F)		2,177,377	176,678
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.83s, 2050		451,000	458,837
FRB Ser. 07-C1, Class AM, 6.023s, 2050		308,000	309,531
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.92s, 2049		821,000	838,081
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 7.798s, 2037		1,377,954	409,511
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		2,455,000	2,312,325
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049		507,000	503,712
Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039		3,360,000	1,743,538
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.085s, 2030		459,501	465,906
Ser. 97-MC2, Class X, IO, 1.795s, 2012		334,344	391
Permanent Financing PLC FRB Ser. 8, Class 2C, 6.124s,
2042 (United Kingdom)		1,112,000	1,105,613
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		285,000	269,476
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO, 1.818s, 2037		9,633,772	564,566
IFB Ser. 06-A7CB, Class 1A6, IO, 0.678s, 2036		880,397	14,390
SBA CMBS Trust 144A Ser. 05-1A, Class E, 6.706s, 2035		595,000	594,925
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)		316,000	283,783
Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)		376,000	323,757
Ser. 04-1A, Class M, 5s, 2018 (Cayman Islands)		345,000	306,525
Ser. 04-1A, Class N, 5s, 2018 (Cayman Islands)		325,000	270,474
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 1.378s, 2037		8,687,019	401,502
Ser. 07-4, Class 1A4, IO, 1s, 2037		8,687,019	267,380
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 0.674s, 2037		10,321,003	262,441
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (Ireland)	GBP	444,138	898,641
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (Ireland)	GBP	956,785	1,885,554
URSUS EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	468,096	940,302
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 8.391s, 2018		$917,000	914,708
Wells Fargo Mortgage Backed Securities Trust
Ser. 05-AR16, Class 2A1, 4.943s, 2035		30,021	29,853
Ser. 05-AR13, Class 1A4, IO, 0.742s, 2035		22,659,043	289,530

Total collateralized mortgage obligations (cost $195,091,729)			$206,787,760

CORPORATE BONDS AND NOTES (16.1%)(a)
		Principal amount	Value
Basic Materials (1.2%)
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		$280,000	$247,800
Builders FirstSource, Inc. company guaranty FRN
9.808s, 2012		530,000	498,200
Clondalkin Acquisition BV 144A sec. FRN 7.694s, 2013
(Netherlands)		360,000	345,600
Compass Minerals International, Inc. sr. disc. notes
stepped-coupon Ser. B, zero % (12s, 6/1/08), 2013 (STP)		555,000	559,163
Domtar, Inc. notes 7 7/8s, 2011 (Canada)		205,000	210,638
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. bonds
8 3/8s, 2017		1,657,000	1,814,415
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. FRN
8.394s, 2015		295,000	305,325
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		830,000	898,475
Georgia-Pacific Corp. debs. 9 1/2s, 2011		99,000	104,445
Georgia-Pacific Corp. notes 8 1/8s, 2011		110,000	112,200
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		691,000	730,733

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		1,195,000	1,311,513
Lyondell Chemical Co. company guaranty 8 1/4s, 2016		910,000	1,039,675
Lyondell Chemical Co. company guaranty 6 7/8s, 2017		905,000	997,763
Momentive Performance Materials, Inc. 144A sr. notes
9 3/4s, 2014		520,000	507,000
Mosaic Co. (The) 144A sr. notes 7 5/8s, 2016		446,000	480,565
Mosaic Co. (The) 144A sr. notes 7 3/8s, 2014		269,000	284,468
NewPage Corp. company guaranty 10s, 2012		116,000	122,670
NewPage Holding Corp. sr. notes FRN 12.36s, 2013 (PIK)		145,000	139,200
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		30,000	23,700
Novelis, Inc. company guaranty 7 1/4s, 2015		221,000	212,160
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	405,000	589,640
Steel Dynamics, Inc. 144A sr. notes 7 3/8s, 2012		$175,000	175,000
Steel Dynamics, Inc. 144A sr. notes 6 3/4s, 2015		983,000	941,223
Stone Container Corp. sr. notes 8 3/8s, 2012		399,000	399,000
Stone Container Finance company guaranty 7 3/8s, 2014
(Canada)		490,000	474,075
			13,524,646

Capital Goods (1.0%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		907,000	902,465
Berry Plastics Holding Corp. sec. notes 8 7/8s, 2014		524,000	537,100
Bombardier, Inc. 144A sr. notes 8s, 2014 (Canada)		620,000	644,800
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		1,281,000	1,303,418
General Cable Corp. company guaranty FRN 7.606s, 2015		375,000	370,313
Hawker Beechcraft Acquisition Co., LLC 144A sr. notes
8 1/2s, 2015		1,100,000	1,119,250
Hawker Beechcraft Acquisition Co., LLC 144A sr. sub.
notes 9 3/4s, 2017		220,000	223,850
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		132,000	129,690
L-3 Communications Corp. company guaranty 6 1/8s, 2013		1,298,000	1,288,265
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		1,019,000	993,525
Legrand SA debs. 8 1/2s, 2025 (France)		1,573,000	1,840,410
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		28,000	26,320
Owens-Illinois, Inc. debs. 7 1/2s, 2010		207,000	209,588
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		1,395,000	1,440,338
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		225,000	231,188
TD Funding Corp. company guaranty 7 3/4s, 2014		205,000	208,588
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		265,000	286,200
			11,755,308

Communication Services (0.9%)
American Cellular Corp. company guaranty 9 1/2s, 2009		375,000	379,688
American Tower Corp. 144A sr. notes 7s, 2017		770,000	787,325
Cincinnati Bell, Inc. company guaranty 7s, 2015		1,040,000	1,016,600
Cricket Communications, Inc. 144A company guaranty
9 3/8s, 2014		860,000	853,550
Digicel, Ltd. 144A sr. notes 9 1/4s, 2012 (Jamaica)		320,000	328,000
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		1,503,000	1,450,395
iPCS, Inc. sec. FRN 7.036s, 2013		280,000	273,000
MetroPCS Wireless, Inc. 144A sr. notes 9 1/4s, 2014		180,000	178,650
PAETEC Holding Corp. 144A sr. notes 9 1/2s, 2015		295,000	302,375
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		699,000	707,738
Qwest Corp. debs. 7 1/4s, 2025		382,000	380,090
Qwest Corp. notes 8 7/8s, 2012		2,424,000	2,654,280
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		145,000	151,344
Rural Cellular Corp. 144A sr. sub. notes FRN 8.621s,
2013		385,000	393,181
West Corp. company guaranty 9 1/2s, 2014		255,000	262,013
			10,118,229

Consumer Cyclicals (2.3%)
Allison Transmission 144A company guaranty 11s, 2015		150,000	152,813
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		315,000	324,450
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		265,000	260,031
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		663,075	646,498
FelCor Lodging LP company guaranty 8 1/2s, 2008 (R)		1,012,000	1,072,720
Ford Motor Co. notes 7.45s, 2031		510,000	402,900
Ford Motor Credit Corp. notes 7 3/8s, 2009		382,000	368,421
Ford Motor Credit Corp. sr. notes 9 7/8s, 2011		1,389,000	1,386,915
Ford Motor Credit Corp. sr. unsec. 9 3/4s, 2010		873,000	869,341
Ford Motor Credit Corp. sr. unsec. FRN 7.993s, 2012		250,000	231,312
General Motors Corp. debs. 9.4s, 2021		170,000	166,600
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
8.36s, 2012		70,000	70,350
Hanesbrands, Inc. company guaranty FRN Ser. B, 8.784s,
2014		620,000	623,100
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		1,460,000	1,474,600
Jostens IH Corp. company guaranty 7 5/8s, 2012		1,164,000	1,196,010
Lamar Media Corp. 144A sr. sub. notes 6 5/8s, 2015		325,000	311,188
Levi Strauss & Co. sr. notes 9 3/4s, 2015		1,275,000	1,330,781
Levi Strauss & Co. sr. notes 8 7/8s, 2016		560,000	574,000
Meritage Homes Corp. company guaranty 6 1/4s, 2015 (S)		692,000	543,220
Meritage Homes Corp. sr. notes 7s, 2014		90,000	73,350
Meritor Automotive, Inc. notes 6.8s, 2009		135,000	133,650
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		885,000	925,931
MGM Mirage, Inc. company guaranty 6s, 2009		1,929,000	1,924,178
NTK Holdings, Inc. sr. disc. notes zero %, 2014		207,000	135,585
Oxford Industries, Inc. sr. notes 8 7/8s, 2011		880,000	880,000

Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	665,000	684,950
Pinnacle Entertainment, Inc. 144A sr. sub. notes
7 1/2s, 2015	625,000	603,125
Quebecor Media notes 7 3/4s, 2016 (Canada)	140,000	135,100
Scientific Games Corp. company guaranty 6 1/4s, 2012	1,226,000	1,176,960
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	580,000	577,100
Standard Pacific Corp. sr. notes 6 1/2s, 2008	395,000	357,475
Station Casinos, Inc. sr. notes 6s, 2012	614,000	569,485
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	136,000	138,720
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	713,000	713,000
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	510,000	451,350
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	686,000	581,385
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	1,305,000	1,208,756
Vertis, Inc. 144A sub. notes 13 1/2s, 2009	335,000	227,800
Wimar Opco, LLC. 144A sr. sub. notes 9 5/8s, 2014	1,980,000	1,485,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	1,087,000	1,067,978
		26,056,128

Consumer Staples (1.9%)
Affinity Group, Inc. sr. sub. notes 9s, 2012	1,055,000	1,055,000
AMC Entertainment, Inc. company guaranty 11s, 2016	485,000	525,013
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	399,000	390,023
Archibald Candy Corp. company guaranty 10s, 2008 (In
default) (NON)(F)	173,688	2,551
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	560,000	551,600
CCH I Holdings, LLC company guaranty 12 1/8s, 2015	47,000	41,360
CCH I, LLC/Capital Corp. sec. notes 11s, 2015	745,000	722,650
CCH II, LLC/Capital Corp. sr. unsec. notes Ser. B,
10 1/4s, 2010	2,154,000	2,191,695
CCH, LLC/Capital Corp. sr. unsec. notes 10 1/4s, 2010	166,000	169,320
Church & Dwight Co., Inc. company guaranty 6s, 2012	865,000	842,294
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	990,000	931,838
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	1,063,000	1,028,453
Dean Foods Co. company guaranty 7s, 2016	272,000	254,320
Del Monte Corp. company guaranty 6 3/4s, 2015	640,000	622,400
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	1,085,000	1,106,700
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	1,416,000	1,366,440
Echostar DBS Corp. company guaranty 6 5/8s, 2014	4,144,000	4,226,880
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	233,000	212,030
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	365,000	384,163
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	700,000	505,750
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	724,000	731,240
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	750,000	780,000
Rental Services Corp. company guaranty 9 1/2s, 2014	264,000	253,770
Rite Aid Corp. company guaranty 9 3/8s, 2015	645,000	595,013
Rite Aid Corp. sec. notes 7 1/2s, 2017	620,000	576,600
United Rentals NA, Inc. sr. sub. notes 7s, 2014	515,000	545,900
Young Broadcasting, Inc. company guaranty 10s, 2011	469,000	440,860
Young Broadcasting, Inc. sr. sub. notes 8 3/4s, 2014	160,000	138,000
		21,191,863

Energy (2.2%)
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	2,598,000	2,533,050
Chaparral Energy, Inc. 144A sr. notes 8 7/8s, 2017	630,000	589,050
CHC Helicopter Corp. sr. sub. notes 7 3/8s, 2014
(Canada)	1,577,000	1,525,748
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	1,991,000	2,045,753
Complete Production Services, Inc. company guaranty
8s, 2016	1,020,000	989,400
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	995,000	955,200
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	625,000	634,375
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	830,000	819,625
Forest Oil Corp. sr. notes 8s, 2011	1,465,000	1,516,275
Gaz Capital for Gazprom 144A sr. unsec. 7.288s, 2037
(Luxembourg)	575,000	610,765
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	1,140,000	1,108,650
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	1,013,000	964,883
Lukoil International Finance 144A company guaranty
6.656s, 2022 (Netherlands)	500,000	478,600
Lukoil International Finance 144A company guaranty
6.356s, 2017 (Netherlands)	1,200,000	1,155,000
Massey Energy Co. sr. notes 6 5/8s, 2010	523,000	509,925
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	698,000	685,785
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	910,000	889,525
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	747,385	772,354
Pacific Energy Partners/Pacific Energy Finance Corp.
sr. notes 7 1/8s, 2014	695,000	718,087
Peabody Energy Corp. sr. notes 5 7/8s, 2016	1,470,000	1,396,500
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	607,000	644,179
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec
6s, 2022 (Trinidad)	1,745,000	1,767,790
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	140,000	139,300
Plains Exploration & Production Co. company guaranty

7s, 2017		150,000	142,500
Pride International, Inc. sr. notes 7 3/8s, 2014		1,619,000	1,659,475
			25,251,794

Financial (3.1%)
Banco Do Brasil 144A sr. unsec. 9 3/4s, 2017 (Cayman
Islands)		1,055,000	555,199
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012		2,375,000	2,471,644
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 7.358s, 2012 (Cayman Islands)		2,828,000	2,799,655
Finova Group, Inc. notes 7 1/2s, 2009		803,510	136,597
General Motors Acceptance Corp. notes 7 3/4s, 2010		176,000	170,361
General Motors Acceptance Corp. notes 7s, 2012		185,000	168,983
General Motors Acceptance Corp. notes 6 7/8s, 2012		1,292,000	1,164,730
General Motors Acceptance Corp. notes 6 7/8s, 2011		165,000	152,066
General Motors Acceptance Corp. notes 6 3/4s, 2014		2,509,000	2,223,210
General Motors Acceptance Corp. notes FRN 7.821s, 2014		670,000	596,031
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009		209,000	201,669
GMAC LLC unsub. notes 6 5/8s, 2012		1,345,000	1,215,606
Goldman Sachs Group, Inc (The) sub. notes 6 3/4s, 2037		655,000	660,383
HUB International Holdings, Inc. 144A sr. notes 9s,
2014		135,000	129,600
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		185,000	171,125
Lehman Brothers Holdings, Inc. sr. unsec 6.2s, 2014		2,375,000	2,390,411
Leucadia National Corp. sr. unsec. 8 1/8s, 2015		205,000	206,794
Leucadia National Corp. sr. unsec. 7 1/8s, 2017		495,000	465,300
Liberty Mutual Insurance 144A notes 7.697s, 2097		1,330,000	1,292,489
Morgan Stanley sr. unsec. bonds 5.578s, 2017	BRL	3,655,000	2,007,549
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015		$295,000	295,000
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)		700,000	665,000
Realogy Corp. 144A sr. notes 10 1/2s, 2014		1,365,000	1,134,656
RSHB Capital SA for OJSC Russian Agricultural Bank
notes 6.299s, 2017 (Luxembourg)		1,880,000	1,781,112
UBS Luxembourg SA for Sberbank unsec. sub. notes
stepped-coupon 6.23s (7.429s, 2/11/10), 2015
(Luxembourg) (STP)		2,730,000	2,719,080
USI Holdings Corp. 144A sr. notes FRN 9.433s, 2014		120,000	111,600
VTB Capital SA bonds 6 1/4s, 2035 (Luxembourg)		1,724,000	1,693,830
VTB Capital SA sr. notes 6 1/4s, 2035 (Luxembourg)		1,065,000	1,046,363
VTB Capital SA 144A notes 7 1/2s, 2011 (Luxembourg)		2,595,000	2,685,825
VTB Capital SA 144A sec. notes 6.609s, 2012
(Luxembourg)		3,815,000	3,816,908
			35,128,776

Government (0.1%)
Pemex Finance, Ltd. bonds 9.69s, 2009 (Cayman Islands)		786,000	818,683
Pemex Project Funding Master Trust 144A company
guaranty 6 5/8s, 2035		340,000	363,460
Pemex Project Funding Master Trust 144A company
guaranty 5 3/4s, 2018		425,000	428,613
			1,610,756

Health Care (1.2%)
Bausch & Lomb, Inc. 144A sr. unsec. 9 7/8s, 2015		400,000	412,000
Community Health Systems, Inc. 144A sr. notes 8 7/8s,
2015		1,310,000	1,326,375
DaVita, Inc. company guaranty 6 5/8s, 2013		291,000	289,545
HCA, Inc. sec. notes 9 5/8s, 2016 (PIK)		1,095,000	1,157,963
HCA, Inc. sec. notes 9 1/4s, 2016		1,275,000	1,341,938
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		1,450,000	1,363,000
Service Corporation International debs. 7 7/8s, 2013		112,000	116,486
Service Corporation International sr. notes 7s, 2017		333,000	325,508
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		1,412,000	1,369,640
Surgical Care Affiliates, Inc. 144A sr. notes 8 7/8s,
2015 (PIK)		200,000	191,000
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		600,000	573,000
Tenet Healthcare Corp. notes 7 3/8s, 2013		750,000	637,500
Tenet Healthcare Corp. sr. notes 9 7/8s, 2014		598,000	544,180
Tenet Healthcare Corp. sr. notes 6 3/8s, 2011		340,000	297,500
US Oncology, Inc. company guaranty 9s, 2012		965,000	967,413
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		973,000	948,675
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		590,000	643,100
Ventas Realty LP/Capital Corp. company guaranty
6 3/4s, 2010 (R)		392,000	393,960
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s, 2014
(R)		337,000	336,158
			13,234,941

Technology (0.7%)
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012		649,000	600,325
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015		305,000	304,238
Freescale Semiconductor, Inc. sr. sec. notes 10 1/8s,
2016 (S)		757,000	686,031
Freescale Semiconductor, Inc. sr. unsec. 9 1/8s, 2014
(PIK)		753,000	681,465
Freescale Semiconductor, Inc. sr. unsec. 8 7/8s, 2014		1,082,000	1,023,843
Iron Mountain, Inc. company guaranty 8 5/8s, 2013		435,000	441,525
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011		770,000	765,188

JPMorgan Chase & Co. 144A 0.201s, 2012	INR	37,500,000	1,020,421
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands)		$25,000	20,250
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)		425,000	443,063
Nortel Networks, Ltd. 144A company guaranty FRN
9.493s, 2011 (Canada)		460,000	454,250
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		660,000	673,200
Travelport LLC company guaranty 9 7/8s, 2014		325,000	334,750
			7,448,549

Utilities & Power (1.4%)
AES Corp. (The) sr. notes 8 7/8s, 2011		107,000	112,083
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		895,000	951,412
AES Corp. (The) 144A sr. notes 8s, 2017		255,000	257,231
CMS Energy Corp. sr. notes 7 3/4s, 2010		350,000	365,587
Colorado Interstate Gas Co. debs. 6.85s, 2037		615,000	610,466
Colorado Interstate Gas Co. sr. notes 5.95s, 2015		173,000	170,569
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		289,000	296,948
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		338,000	342,648
Edison Mission Energy 144A sr. notes 7.2s, 2019		545,000	532,738
Edison Mission Energy 144A sr. notes 7s, 2017		380,000	371,450
El Paso Natural Gas Co. debs. 8 5/8s, 2022		370,000	430,506
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		1,010,000	994,850
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012		3,850,000	3,830,750
NRG Energy, Inc. sr. notes 7 3/8s, 2016		465,000	463,838
Orion Power Holdings, Inc. sr. notes 12s, 2010		1,115,000	1,232,075
SEMCO Energy, Inc. sr. notes 7 3/4s, 2013		993,000	1,045,931
Teco Energy, Inc. notes 7.2s, 2011		350,000	365,140
Teco Energy, Inc. notes 7s, 2012		550,000	573,288
Teco Energy, Inc. sr. notes 6 3/4s, 2015		63,000	64,789
Tennessee Gas Pipeline Co. debs. 7s, 2028		145,000	148,075
Tennessee Gas Pipeline Co. unsec. notes 7 1/2s, 2017		291,000	315,066
Transcontinental Gas Pipeline Corp. debs. 7 1/4s, 2026		875,000	929,688
Utilicorp United, Inc. sr. notes 9.95s, 2011		36,000	38,934
Williams Cos., Inc. (The) notes 8 1/8s, 2012		290,000	312,475
Williams Cos., Inc. (The) notes 7 5/8s, 2019		736,000	798,560
Williams Partners LP/ Williams Partners Finance Corp.
company guaranty 7 1/4s, 2017		280,000	288,750
			15,843,847

Total corporate bonds and notes (cost $183,799,070)			$181,164,837

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (3.3%)(a)
		Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.6%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, August 20, 2037		$5,194,471	$5,340,971
6 1/2s, TBA, November 1, 2036		1,100,000	1,129,906
			6,470,877

U.S. Government Agency Mortgage Obligations (2.7%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from September 1, 2021 to
October 1, 2021		925,906	941,893
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, January 1, 2030		56,811	60,762
6 1/2s, September 1, 2036		1,012,218	1,036,654
6 1/2s, April 1, 2016		42,179	43,475
6 1/2s, TBA, December 1, 2036		1,900,000	1,942,527
6 1/2s, TBA, November 1, 2034		4,000,000	4,094,062
6s, July 1, 2021		5,853,374	5,957,637
5 1/2s, with due dates from December 1, 2011 to
August 1, 2021		2,622,263	2,631,197
5s, July 1, 2021		192,774	189,829
4 1/2s, with due dates from April 1, 2020 to
June 1, 2034		14,067,976	13,441,770
			30,339,806
Total U.S. government and agency mortgage obligations (cost $36,606,066)			$36,810,683

U.S. TREASURY OBLIGATIONS (12.4%)(a)
		Principal amount	Value
U.S. Treasury Bonds
7 1/2s, November 15, 2016		$27,040,000	$33,085,976
6 1/4s, May 15, 2030		46,303,000	55,664,888
U.S. Treasury Inflation Index Notes 2 3/8s,
January 15, 2017		8,042,580	8,215,923
U.S. Treasury Notes
4 1/4s, August 15, 2013		29,883,000	29,969,380
4s, November 15, 2012		3,000	2,985
U.S. Treasury Strip zero %, November 15, 2024		28,450,000	12,386,396

Total U.S. treasury obligations (cost $133,379,471)			$139,325,548

ASSET-BACKED SECURITIES (11.4%)(a)
		Principal amount	Value
Accredited Mortgage Loan Trust FRB Ser. 05-4,
Class A2C, 5.083s, 2035		68,000	$64,307
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 5.023s, 2036		217,000	201,287

FRB Ser. 06-HE3, Class A2C, 5.023s, 2036		191,000	179,136
Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N2, 10s, 2034 (Cayman Islands)		114,758	57,379
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		743,000	745,155
Ser. 04-1A, Class E, 6.42s, 2039		420,000	397,640
Argent Securities, Inc. FRB Ser. 06-W4, Class A2C,
5.033s, 2036		340,000	323,000
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 7.373s, 2036		117,000	17,060
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 5.063s, 2036		94,000	90,895
FRB Ser. 06-HE4, Class A5, 5.033s, 2036		241,000	225,571
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M10, 7.373s, 2036		1,001,000	80,080
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 5.698s, 2033		521,889	516,670
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.121s, 2011 (F)		740,000	738,795
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 8.123s, 2034		507,000	349,830
FRB Ser. 06-PC1, Class M9, 6.623s, 2035		364,000	69,160
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.123s, 2036		552,000	104,880
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		1,533,255	1,053,394
Ser. 00-A, Class A2, 7.575s, 2030		2,728,643	1,840,715
Ser. 99-B, Class A4, 7.3s, 2016		1,331,230	821,558
Ser. 99-B, Class A3, 7.18s, 2015		2,275,341	1,432,042
FRB Ser. 00-A, Class A1, 5.251s, 2030		293,584	158,536
Capital Auto Receivables Asset Trust 144A Ser. 06-1,
Class D, 7.16s, 2013		500,000	501,836
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.171s, 2010		860,000	857,517
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 7.373s, 2035		599,000	167,720
FRB Ser. 05-HE4, Class M12, 6.923s, 2035		899,000	161,820
FRB Ser. 05-OPT1, Class M1, 5.293s, 2035		106,000	93,538
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		2,840,750	2,543,255
Ser. 00-4, Class A6, 8.31s, 2032		6,999,507	5,789,901
Ser. 00-5, Class A7, 8.2s, 2032		1,053,000	912,407
Ser. 00-1, Class A5, 8.06s, 2031		2,027,330	1,629,148
Ser. 00-4, Class A5, 7.97s, 2032		399,893	334,441
Ser. 00-5, Class A6, 7.96s, 2032		1,631,000	1,454,819
Ser. 02-1, Class M1F, 7.954s, 2033		85,000	82,742
Ser. 01-3, Class M2, 7.44s, 2033		153,159	9,190
Ser. 01-4, Class A4, 7.36s, 2033		450,518	458,025
Ser. 00-6, Class A5, 7.27s, 2031		164,077	160,736
FRB Ser. 02-1, Class M1A, 7.178s, 2033		4,326,000	4,086,837
Ser. 01-1, Class A5, 6.99s, 2032		1,755,621	1,648,700
Ser. 01-3, Class A4, 6.91s, 2033		6,266,094	6,076,125
FRB Ser. 01-4, Class M1, 6.878s, 2033		573,000	277,015
Ser. 02-1, Class A, 6.681s, 2033		2,063,002	2,111,588
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 5.393s, 2035		96,000	86,400
FRB Ser. 05-14, Class 3A2, 5.113s, 2036		78,000	75,716
Countrywide Asset Backed NIM Certificates 144A Ser.
04-BC1N, Class Note, 5 1/2s, 2035		437	175
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038
(Cayman Islands)		838,000	670,400
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031		545,000	546,050
FHLMC Structured Pass Through Securities IFB Ser.
T-56, Class 2ASI, IO, 3.228s, 2043		1,553,502	142,243
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
8.096s, 2039		1,320,594	1,324,721
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 5.023s, 2036		356,000	336,298
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 5.203s, 2036		498,000	474,494
FRB Ser. 06-2, Class 2A3, 5.043s, 2036		589,000	569,858
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034		81,238	650
Ser. 04-3, Class A, 4 1/2s, 2034		3,186	46
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012		1,347,000	1,323,424
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (United Kingdom)	GBP	1,842,817	3,743,020
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	2,785,000	3,716,658
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$1,686,394	1,717,766
Ser. 94-4, Class B2, 8.6s, 2019		572,635	436,941
Ser. 93-1, Class B, 8.45s, 2018		942,963	870,933
Ser. 99-5, Class A5, 7.86s, 2030		8,391,858	7,762,468
Ser. 96-8, Class M1, 7.85s, 2027		754,000	685,669
Ser. 95-8, Class B1, 7.3s, 2026		704,416	638,732
Ser. 95-4, Class B1, 7.3s, 2025		726,329	730,956
Ser. 97-6, Class M1, 7.21s, 2029		1,325,000	1,241,300
Ser. 95-F, Class B2, 7.1s, 2021		80,890	80,081
Ser. 99-3, Class A7, 6.74s, 2031		1,438,000	1,412,107
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031		3,489,925	3,292,019
Ser. 99-5, Class M1A, 8.3s, 2026		312,000	277,629
Ser. 99-5, Class A4, 7.59s, 2028		74,003	73,494
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		712,336	711,780
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 5.023s, 2036		877,000	825,767

Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 6.873s, 2030 (Cayman Islands)		729,000	631,751
FRB Ser. 05-1A, Class E, 6.673s, 2030 (Cayman Islands)		163,023	146,558
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)		350,867	235,081
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
5.203s, 2036		248,000	217,493
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 5.163s, 2035		211,000	202,033
Lehman XS Trust FRB Ser. 07-6, Class 2A1, 5.083s, 2037		2,814,759	2,765,501
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 7.95s, 2036 (Cayman Islands)		1,485,000	1,392,188
FRB Ser. 02-1A, Class FFL, 7.643s, 2037 (Cayman
Islands)		2,440,000	2,112,125
Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 5.133s, 2036		240,000	220,072
FRB Ser. 06-1, Class 2A3, 5.063s, 2036		269,000	255,550
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D,
7.076s, 2039 (United Kingdom)	GBP	1,700,000	3,345,731
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 8.123s, 2032		$2,025,781	1,519,336
Mastr Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 5.023s, 2036		126,000	120,871
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.271s, 2010		860,000	858,842
Merrill Lynch Mortgage Investors, Inc. 144A Ser.
04-FM1N, Class N1, 5s, 2035 (Cayman Islands) (In
default) (NON)		11,046	10,880
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		236,980	220,943
Morgan Stanley ABS Capital I FRB Ser. 04-HE8,
Class B3, 8.073s, 2034 (F)		458,000	274,798
Morgan Stanley Auto Loan Trust 144A Ser. 04-HB2,
Class E, 5s, 2012 (F)		27,281	27,192
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.348s, 2035		2,655,469	2,640,280
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 6.819s, 2039 (Cayman Islands)		500,000	505,000
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014		287,811	278,747
Ser. 04-B, Class C, 3.93s, 2012		130,393	123,917
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 5.033s, 2036		298,000	286,587
FRB Ser. 06-2, Class A2C, 5.023s, 2036		298,000	282,740
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027		2,078,522	1,369,977
Ser. 99-D, Class A1, 7.84s, 2029		1,912,003	1,654,357
Ser. 00-A, Class A2, 7.765s, 2017		275,171	237,247
Ser. 95-B, Class B1, 7.55s, 2021		542,000	336,040
Ser. 00-D, Class A4, 7.4s, 2030		1,945,000	1,356,110
Ser. 02-B, Class A4, 7.09s, 2032		792,171	743,454
Ser. 99-B, Class A4, 6.99s, 2026		2,053,540	1,950,863
Ser. 00-D, Class A3, 6.99s, 2022		923,832	932,608
Ser. 01-D, Class A4, 6.93s, 2031		1,440,237	1,083,936
Ser. 01-E, Class A4, 6.81s, 2031		1,926,461	1,660,427
Ser. 01-C, Class A2, 5.92s, 2017		2,183,462	1,030,153
Ser. 02-C, Class A1, 5.41s, 2032		2,447,177	2,186,734
Ser. 01-D, Class A2, 5.26s, 2019		288,518	201,429
Ser. 01-E, Class A2, 5.05s, 2019		1,926,953	1,464,484
Ser. 02-A, Class A2, 5.01s, 2020		549,957	486,520
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		494,587	431,638
FRB Ser. 01-B, Class A2, 5.466s, 2018		109,689	96,036
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 12s, 2018 (Ireland)		1,695,000	1,440,750
FRB Ser. 05-A, Class E, 10.1s, 2012 (Ireland)		466,000	448,478
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 7.373s, 2035		783,000	234,900
Park Place Securities, Inc. FRB Ser. 04-MCW1,
Class A2, 5.253s, 2034		214,657	204,763
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 7.373s, 2034		300,000	165,000
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034		12,732	12,095
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 5.003s, 2036		455,000	441,350
Permanent Financing PLC
FRB Ser. 6, Class 3C, 7.576s, 2042 (United Kingdom)	GBP	1,731,000	3,578,232
FRB Ser. 3, Class 3C, 6.874s, 2042 (United Kingdom)		$680,000	668,277
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 5.063s, 2036		323,000	312,126
FRB Ser. 07-RZ1, Class A2, 5.033s, 2037		293,000	276,772
Residential Asset Securities Corp. Ser. 01-KS3,
Class AII, 5.333s, 2031		3,452,255	3,288,204
Residential Asset Securities Corp. 144A FRB Ser.
05-KS10, Class B, 7.623s, 2035		778,000	124,480
Residential Mortgage Securities 144A FRB Ser. 20A,
Class B1A, 7.02s, 2038 (United Kingdom)	GBP	250,000	487,180
Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026		$48,928	49,379
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)		33,837	102
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)
(In default) (NON)		145,799	4,374
Ser. 03-10A, Class A, 7 1/2s, 2033 (Cayman Islands)
(In default) (NON)		96,609	10
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands) (In
default) (NON)		23,808	476

Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	14,179	57
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	19,982	20
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	6,641	113
Ser. 03-7A, Class A, 7s, 2033 (Cayman Islands) (In
default) (NON)	40,481	162
Sasco Net Interest Margin Trust 144A Ser. 03-BC1,
Class B, zero %, 2033 (Cayman Islands) (In default)
(NON)	530,404	53
Securitized Asset Backed Receivables, LLC FRB Ser.
07-NC2, Class A2B, 5.013s, 2037	275,000	261,250
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 5.083s, 2036	507,000	476,428
FRB Ser. 06-FRE1, Class A2B, 5.053s, 2036	231,000	211,550
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 5.043s, 2036	240,000	233,063
FRB Ser. 06-3, Class A3, 5.033s, 2036	882,000	849,143
Soundview Home Equity Loan Trust 144A FRB Ser. 05-4,
Class M10, 7.373s, 2036	463,000	46,300
South Coast Funding 144A FRB Ser. 3A, Class A2, 6.58s,
2038 (Cayman Islands)	200,000	98,000
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 5.133s, 2036	240,000	212,558
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 7.373s, 2035	858,000	85,800
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.87s, 2015	3,470,190	3,465,852
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038 (Cayman Islands)	904,000	778,552
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037 (Cayman Islands)	756,000	612,420
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
5.193s, 2037	106,000	94,868
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 5.984s, 2044 (United Kingdom)	1,008,835	990,595

Total asset-backed securities (cost $136,214,000)		$128,642,206

SENIOR LOANS (8.4%)(a)(c)
	Principal amount	Value
Basic Materials (0.8%)
Aleris International, Inc. bank term loan FRN Ser. B,
7.063s, 2013	$522,368	$496,903
Celanese Corp. bank term loan FRN Ser. B, 6.979s, 2014	597,000	586,138
Domtar Corp. bank term loan FRN 6.475s, 2014 (Canada)	640,521	629,312
Georgia-Pacific Corp. bank term loan FRN Ser. B,
7.422s, 2013	1,621,125	1,581,754
Georgia-Pacific Corp. bank term loan FRN Ser. B2,
7.372s, 2012	595,500	581,038
Hexion Specialty Chemicals, Inc. bank term loan FRN
7 5/8s, 2013	495,000	489,199
Hexion Specialty Chemicals, Inc. bank term loan FRN
Ser. C, 7.44s, 2013	39,900	39,432
Innophos, Inc. bank term loan FRN 7.38s, 2010	316,986	313,816
Lyondell Chemical Co. bank term loan FRN Ser. B,
6.631s, 2013	198,000	196,818
Momentive Performance Materials, Inc. bank term loan
FRN 7.813s, 2013	347,375	340,179
NewPage Corp. bank term loan FRN 7.468s, 2011	332,483	328,327
Novelis Canadian, Inc. bank term loan FRN Ser. B,
7.2s, 2014	458,227	444,861
Novelis, Inc. bank term loan FRN Ser. B, 7.2s, 2014	1,008,098	978,695
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. E, 6.858s, 2012	2,283,430	2,242,899
Smurfit-Stone Container Corp. bank term loan FRN
5.23s, 2010	43,665	43,174
Smurfit-Stone Container Corp. bank term loan FRN Ser.
B, 7.428s, 2011	65,328	64,593
Smurfit-Stone Container Corp. bank term loan FRN Ser.
C, 7.523s, 2011	57,472	56,826
		9,413,964

Capital Goods (0.2%)
Berry Plastics Holding Corp. bank term loan FRN 7.36s,
2015	298,500	289,732
Graham Packaging Co., LP bank term loan FRN 7.661s,
2011	199,000	194,771
Hexcel Corp. bank term loan FRN Ser. B, 7.033s, 2012	378,012	368,562
Mueller Water Products, Inc. bank term loan FRN Ser.
B, 7.108s, 2014	701,564	689,725
Polypore, Inc. bank term loan FRN Ser. B, 7.07s, 2014	204,488	198,608
Terex Corp. bank term loan FRN Ser. D, 6.948s, 2013	98,750	97,763
Transdigm, Inc. bank term loan FRN 7.2s, 2013	450,000	441,141
		2,280,302

Communication Services (0.5%)
American Cellular Corp. bank term loan FRN 7.24s, 2014	348,250	346,726
Consolidated Communications Holdings, Inc. bank term
loan FRN Ser. D, 6.948s, 2011	297,884	295,836
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 7s, 2012	541,884	535,110
Hawaiian Telcom Communications, Inc. bank term loan
FRN Ser. C, 7.45s, 2014	1,157,100	1,127,209

Intelsat, Ltd. bank term loan FRN Ser. B, 7.124s, 2013
(Bermuda)	1,188,000	1,171,962
MetroPCS Wireless, Inc. bank term loan FRN 7.579s, 2013	445,500	435,932
PanAmSat Corp. bank term loan FRN Ser. B, 7.124s, 2013	1,188,000	1,172,513
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
6.82s, 2013	363,255	356,172
		5,441,460

Consumer Cyclicals (1.9%)
Adesa, Inc. bank term loan FRN 7.45s, 2013	997,500	962,588
Allison Transmission bank term loan FRN Ser. B,
7.979s, 2014	470,000	457,173
CCM Merger, Inc. bank term loan FRN Ser. B, 7.3s, 2012	129,694	126,452
Cenveo, Inc. bank term loan FRN Ser. B, 6.988s, 2014	471,992	458,423
Cenveo, Inc. bank term loan FRN Ser. DD, 6.988s, 2014	15,727	15,275
Claire's Stores, Inc. bank term loan FRN 7.948s, 2014	1,157,100	1,087,313
Coinmach Corp. bank term loan FRN Ser. B-1, 7.738s,
2012	546,116	542,020
Cooper Tire & Rubber Co. bank term loan FRN Ser. B,
7 3/4s, 2012	448,000	440,720
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 7 3/4s, 2012	1,119,747	1,101,551
Dex Media West, LLC bank term loan FRN Ser. B1,
7.041s, 2010	731,142	722,231
GateHouse Media, Inc. bank term loan FRN Ser. B,
7.72s, 2014	430,000	399,363
GateHouse Media, Inc. bank term loan FRN Ser. B,
7.51s, 2014	1,012,283	937,627
GateHouse Media, Inc. bank term loan FRN Ser. DD,
7.271s, 2014	377,717	349,861
Golden Nugget, Inc. bank term loan FRN Ser. B, 6.94s,
2014	200,455	194,441
Golden Nugget, Inc. bank term loan FRN Ser. DD,
7 1/2s, 2014 (U)	114,545	111,109
Goodyear Tire & Rubber Co. (The) bank term loan FRN
6.85s, 2010	3,050,000	2,959,772
Isle of Capri Casinos, Inc. bank term loan FRN 6.741s,
2014	412,691	396,184
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
7.11s, 2014 (U)	124,118	119,153
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
6.643s, 2014	165,076	158,473
Lear Corp bank term loan FRN 7.789s, 2013	1,010,000	991,343
Michaels Stores, Inc. bank term loan FRN Ser. B,
7.619s, 2013	646,734	618,072
Neiman Marcus Group, Inc. bank term loan FRN Ser. B,
7.448s, 2013	852,873	837,450
Nortek Holdings, Inc. bank term loan FRN Ser. B,
7.058s, 2011	300,640	293,124
R.H. Donnelley, Inc. bank term loan FRN 7.013s, 2011	1,694,075	1,667,017
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
7.059s, 2011	635,347	624,705
Reader's Digest Association, Inc. (The) bank term loan
FRN 7.544s, 2014	820,880	775,321
Standard-Pacific Corp. bank term loan FRN Ser. B,
7.02s, 2013	179,999	150,299
Tribune Co. bank term loan FRN Ser. B, 8.244s, 2014	1,880,288	1,744,437
Trump Hotel & Casino Resort, Inc. bank term loan FRN
7.861s, 2012	165,856	163,369
Trump Hotel & Casino Resort, Inc. bank term loan FRN
Ser. B-1, 7.9s, 2012	165,856	163,369
TRW Automotive, Inc. bank term loan FRN Ser. B,
6.781s, 2014	369,075	364,692
United Components, Inc. bank term loan FRN Ser. D,
7.38s, 2012	905,000	886,900
Visant Holding Corp. bank term loan FRN Ser. C,
7.198s, 2010	466,809	462,141
		21,281,968

Consumer Staples (2.2%)
Affinion Group, Inc. bank term loan FRN Ser. B,
7.982s, 2013	1,635,991	1,620,313
Cablevision Systems Corp. bank term loan FRN 6 7/8s,
2013	2,117,750	2,065,336
Cebridge Connections, Inc. bank term loan FRN Ser. B,
7.268s, 2013	1,343,250	1,299,762
Charter Communications, Inc. bank term loan FRN
7.698s, 2014	400,000	383,125
Charter Communications, Inc. bank term loan FRN 7.36s,
2014	3,460,417	3,322,000
Charter Communications, Inc. bank term loan FRN Ser.
B, 7.13s, 2014	100,000	96,000
Cinemark, Inc. bank term loan FRN 7.245s, 2013	586,235	572,312
Citadel Communications bank term loan FRN Ser. B,
6.794s, 2014	835,000	798,260
Dean Foods Co. bank term loan FRN Ser. B, 6.7s, 2014	1,492,500	1,443,824
Gray Television, Inc. bank term loan FRN Ser. B,
6.73s, 2014	350,000	336,729
Idearc, Inc. bank term loan FRN Ser. B, 7.2s, 2014	2,329,133	2,293,954
Insight Midwest, LP bank term loan FRN 7s, 2014	361,150	353,225
Jarden Corp. bank term loan FRN Ser. B1, 6.948s, 2012	522,315	510,926
Jarden Corp. bank term loan FRN Ser. B2, 6.948s, 2012	248,728	243,304
Mediacom Communications Corp. bank term loan FRN Ser.
C, 6.61s, 2015	980,094	948,241
Mediacom Communications Corp. bank term loan FRN Ser.
DD, 6.61s, 2015	238,200	230,288

MGM Studios, Inc. bank term loan FRN Ser. B, 8.448s,
2011	1,200,728	1,149,196
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 7.948s, 2014	598,500	577,980
Prestige Brands, Inc. bank term loan FRN Ser. B,
7.731s, 2011	853,608	847,206
Rental Service Corp. bank term loan FRN 8 3/4s, 2013	890,000	866,081
Six Flags Theme Parks bank term loan FRN 7 3/4s, 2015	1,276,800	1,213,957
Spanish Broadcasting Systems, Inc. bank term loan FRN
6.95s, 2012	781,955	738,947
Spectrum Brands, Inc. bank term loan FRN 4.974s, 2013	34,048	33,549
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
9 3/8s, 2013	679,250	666,854
Universal City Development Partners bank term loan FRN
Ser. B, 7.323s, 2011	1,136,666	1,122,458
Warner Music Group bank term loan FRN Ser. B, 7.419s,
2011	459,345	447,479
Young Broadcasting, Inc. bank term loan FRN Ser. B,
7.874s, 2012	473,687	452,371
		24,633,677

Energy (0.6%)
Enterprise GP Holdings, LP bank term loan FRN 7.479s,
2014	430,000	428,388
EPCO Holding, Inc. bank term loan FRN Ser. A, 6.998s,
2012	440,000	430,833
Hercules Offshore, Inc. bank term loan FRN Ser. B,
6.99s, 2013	129,675	127,795
Key Energy Services, Inc. bank term loan FRN 8s, 2010	125,000	124,453
Key Energy Services, Inc. bank term loan FRN Ser. B,
7.773s, 2012	1,848,390	1,840,303
Meg Energy Corp. bank term loan FRN 7.2s, 2013 (Canada)	221,625	216,805
Meg Energy Corp. bank term loan FRN Ser. DD, 6.23s,
2013 (Canada) (U)	225,000	218,063
Niska Gas Storage bank term loan FRN 7.323s, 2013	102,409	99,720
Niska Gas Storage bank term loan FRN 7.28s, 2013	115,094	112,073
Niska Gas Storage bank term loan FRN Ser. B, 7.323s,
2013	630,659	614,104
Niska Gas Storage bank term loan FRN Ser. DD, 7.325s,
2013	69,371	67,550
Petroleum Geo-Services ASA bank term loan FRN 6.95s,
2015 (Norway)	294,263	288,622
Targa Resources, Inc. bank term loan FRN 7.525s, 2012	423,301	418,750
Targa Resources, Inc. bank term loan FRN 5.043s, 2012	236,129	233,591
Western Refining, Inc. bank term loan FRN 6.569s, 2014	1,389,375	1,359,851
		6,580,901

Financial (0.2%)
Hub International, Ltd. bank term loan FRN Ser. B,
8.203s, 2014	281,159	275,008
Hub International, Ltd. bank term loan FRN Ser. DD,
6.885s, 2014 (U)	63,088	61,708
Landsource, Inc. bank term loan FRN 8.249s, 2013	184,535	163,050
Navistar Financial Corp. bank term loan FRN 6.459s,
2012	154,667	151,689
Realogy Corp. bank term loan FRN 5.32s, 2013	408,333	378,882
Realogy Corp. bank term loan FRN Ser. B, 8.24s, 2013	1,512,875	1,403,759
		2,434,096

Health Care (0.8%)
Carestream Health, Inc. bank term loan FRN 7.275s, 2013	785,000	757,525
Community Health Systems, Inc. bank term loan FRN Ser.
B, 7.756s, 2014	1,196,114	1,166,958
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 7 3/4s, 2014 (U)	79,781	77,836
Concentra, Inc. bank term loan FRN Ser. B, 7.448s, 2014	463,838	449,922
Davita, Inc. bank term loan FRN Ser. B, 6.774s, 2012	550,000	537,625
Health Management Associates, Inc. bank term loan FRN
6.947s, 2014	2,415,860	2,303,119
Healthsouth Corp. bank term loan FRN Ser. B, 7.628s,
2013	1,008,772	985,158
Hologic, Inc. bank term loan FRN Ser. B1, 7.86s, 2013	376,667	373,842
Hologic, Inc. bank term loan FRN Ser. B2, 7.86s, 2013	188,333	188,333
IASIS Healthcare, LLC/ IASIS Capital Corp. bank term
loan FRN Ser. DD, 7.703s, 2014 (U)	131,161	124,766
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 10.61s, 2014	685,327	652,774
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.22s, 2014	34,976	33,271
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 7.066s, 2014	381,944	363,324
LifePoint, Inc. bank term loan FRN Ser. B, 7.165s, 2012	142,618	139,485
Psychiatric Solutions, Inc. bank term loan FRN Ser. B,
7.129s, 2012	660,850	646,807
		8,800,745

Technology (0.5%)
Activant Solutions Holdings, Inc. bank term loan FRN
Ser. B, 7.378s, 2013	350,000	334,031
Affiliated Computer Services, Inc. bank term loan FRN
Ser. B2, 7 1/8s, 2013	98,750	97,346
AMI Semiconductor, Inc. bank term loan FRN 6.819s, 2012	624,949	601,513
Aspect Software, Inc. bank term loan FRN 8 1/4s, 2011	49,500	47,768
Compucom Systems, Inc. bank term loan FRN 8.63s, 2014	390,000	388,050
First Data Corp. bank term loan FRN Ser. B1, 7.96s,

2014	365,000	351,146
First Data Corp. bank term loan FRN Ser. B3, 7.96s,
2014	365,000	352,453
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.479s, 2014	343,750	340,656
Flextronics International, Ltd. bank term loan FRN
Ser. B, 7.479s, 2014	1,196,250	1,185,484
JDA Software Group, Inc. bank term loan FRN Ser. B,
7.494s, 2013	85,714	85,286
Sabre Holdings Corp. bank term loan FRN 7.608s, 2014	534,494	507,035
SunGard Data Systems, Inc. bank term loan FRN 7.356s,
2014	1,166,188	1,149,093
Travelport bank term loan FRN 7.698s, 2013	12,491	12,214
Travelport bank term loan FRN Ser. B, 7.448s, 2013	62,253	60,872
		5,512,947

Transportation (0.2%)
Delta Airlines, Inc. bank term loan FRN 6.84s, 2012	141,750	137,994
Navistar International Corp. bank term loan FRN 8.61s,
2012	425,333	417,146
United Airlines Corp. bank term loan FRN Ser. B,
7.001s, 2014	1,492,500	1,428,239
		1,983,379

Utilities & Power (0.6%)
Dynegy, Inc. bank term loan FRN 6.319s, 2013	1,505,000	1,453,500
Energy Future Holdings bank term loan FRN Ser. B2,
8.565s, 2014	945,000	944,188
Energy Future Holdings bank term loan FRN Ser. B3,
8.729s, 2014	1,255,000	1,255,000
Mirant North America, LLC. bank term loan FRN 6.879s,
2013	120,660	118,422
NRG Energy, Inc. bank term loan FRN 8s, 2014 (U)	355,000	346,632
NRG Energy, Inc. bank term loan FRN 6.948s, 2014	1,044,879	1,021,238
NRG Energy, Inc. bank term loan FRN 6.848s, 2014	434,871	425,032
Reliant Energy, Inc. bank term loan FRN 4.998s, 2014	890,000	861,075
		6,425,087

Total senior loans (cost $97,418,632)		$94,788,526

PURCHASED OPTIONS OUTSTANDING (1.9%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.0625% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 25, 2011.	Mar-09/4.063	EUR	17,330,000	$230,922
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 4.16% versus
the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2014.	Mar-12/4.160	EUR	12,120,000	196,561
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.16% versus the six month EUR-EURIBOR-Telerate
maturing March 26, 2014.	Mar-12/4.160	EUR	12,120,000	82,779
Option on an interest rate swap with Citibank, N.A.
London for the right to receive a fixed rate swap
of 4.0625% versus the six month EUR-EURIBOR-Telerate
maturing March 25, 2011.	Mar-09/4.063	EUR	17,330,000	55,287
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 4.5775% versus the six month
EUR-EURIBOR-Reuters maturing on October 29, 2018.	Oct-08/4.578	EUR	26,180,000	851,980
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 4.5775% versus the six month
EUR-EURIBOR-Telerate maturing on October 29, 2018.	Oct-08/4.578	EUR	26,180,000	515,546
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.45% versus the three month USD-LIBOR-BBA maturing
on May 28, 2018.	May-08/5.450		$58,857,000	1,952,287
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.20% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.200		64,022,000	1,357,266
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.22% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.220		49,355,000	1,086,797
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.20% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.200		64,022,000	1,070,448
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		49,355,000	1,041,391
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.215% versus the three month USD-LIBOR-BBA maturing
on May 14, 2018.	May-08/5.215		39,102,000	852,815
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.1975% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.198		49,355,000	830,151

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.235% versus the three month USD-LIBOR-BBA maturing
on May 08, 2018.	May-08/5.235		35,961,000	807,324
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.220		49,355,000	791,161
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	May-08/5.215		39,102,000	633,843
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.45%
versus the three month USD-LIBOR-BBA maturing on
May 28, 2018.	May-08/5.450		58,857,000	585,627
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.21% versus the three month
USD-LIBOR-BBA maturing on May 14, 2018.	May-08/5.210		25,610,000	553,432
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.235%
versus the three month USD-LIBOR-BBA maturing on
May 8, 2018.	May-08/5.235		35,961,000	545,888
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.21% versus the three month USD-LIBOR-BBA
maturing on May 14, 2018.	May-08/5.210		25,610,000	419,492
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
swap of 5.16% versus the three month USD-LIBOR-BBA
maturing April 28, 2018.	Apr-08/5.160		16,675,000	316,325
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate swap
of 5.16% versus the three month USD-LIBOR-BBA maturing
April 28, 2018.	Apr-08/5.160		16,675,000	286,143
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 4.5943% versus the six month EUR-EURIBOR-Telerate
maturing on May 18, 2019.	May-09/4.594	EUR	7,300,000	250,816
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 4.5943% versus the six month EUR-EURIBOR-Telerate
maturing on May 18, 2019.	May-09/4.594	EUR	7,300,000	175,723
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.3475% versus the three month
USD-LIBOR-BBA maturing on February 4, 2018.	Jan-08/5.348		$131,421,000	3,180,388
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.39% versus the three month USD-LIBOR-BBA maturing
on January 29, 2018.	Jan-08/5.390		59,983,000	1,587,750
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate swap of 5.3475% versus the three month
USD-LIBOR-BBA maturing February 04, 2018.	Jan-08/5.348		131,421,000	810,868
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.39%
versus the three month USD-LIBOR-BBA maturing on
January 29, 2018.	Jan-08/5.390		59,983,000	295,716
Option on an interest rate swap with Citibank for
the right to pay a fixed rate of 1.03% versus
the six-month JPY-LIBOR-BBA maturing on
January 26, 2009.	Jan-08/1.030	JPY	13,814,000,000	155,765

Total purchased options outstanding (cost $23,506,269)				$21,520,491

COMMON STOCKS (0.0%)(a)
			Shares	Value
AboveNet, Inc. (NON)			466	$40,542
Bohai Bay Litigation, LLC (Units) (F)			1,327	18,783
Contifinancial Corp. Liquidating Trust Units (F)			5,373,919	537
Knology, Inc. (NON)			707	11,871
VFB LLC (acquired various dates from 6/22/99 through
12/8/03, cost $1,311,474) (RES)(NON)(F)			1,795,382	37,139
XCL Warranty Escrow (F)			1,327	189,473

Total common stocks (cost $4,317,592)				$298,345

CONVERTIBLE PREFERRED STOCKS (0.0%)(a) (cost $221,464)
			Shares	Value

Emmis Communications Corp. Ser. A, $3.125 cum. cv. pfd.			4,826	$188,214

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/10	24.00	230	$13,386
AboveNet, Inc.	9/08/08	20.00	196	12,191
Dayton Superior Corp. 144A (F)	6/15/09	.01	1,980	20,248
MDP Acquisitions PLC 144A (Ireland)	10/01/13	EUR .001	960	99,989

Total warrants (cost $72,846)				$145,814

SHORT-TERM INVESTMENTS (1.3%)(a)

	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 4.50% to 5.69% and
due dates ranging from November 1, 2007 to
November 28, 2007 (d)	$3,070,136	$3,065,160
U.S. Treasury Bills for an effective yield of 3.89%, March 27, 2008 (SEG)	739,000	727,259
U.S. Treasury Bills for an effective yield of 4.01%, March 27, 2008 (SEG)	10,371,000	10,206,225
U.S. Treasury Bills for an effective yield of 3.95%, March 27, 2008 (SEG)	612,000	602,277

Total short-term investments (cost $14,595,943)		$14,600,921

TOTAL INVESTMENTS
Total investments (cost $1,110,673,040) (b)		$1,134,917,999

FORWARD CURRENCY CONTRACTS TO BUY at 10/31/07 (aggregate face value $168,444,077) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$47,362,837	$45,528,431	1/16/08	$1,834,406
British Pound	22,470,714	22,189,963	12/19/07	280,751
Canadian Dollar	28,350	27,529	1/16/08	821
Danish Krone	2,713,785	2,585,065	12/19/07	128,720
Euro	12,080,848	11,878,181	12/19/07	202,667
Indian Rupee	3,629,784	3,518,786	11/21/07	110,998
Japanese Yen	3,404,161	3,432,686	11/21/07	(28,525)
Malaysian Ringgit	3,650,315	3,536,164	11/21/07	114,151
Mexican Peso	6,606,050	6,476,392	1/16/08	129,658
Norwegian Krone	54,430,759	51,365,952	12/19/07	3,064,807
Polish Zloty	8,386,461	7,579,151	12/19/07	807,310
Swedish Krona	2,898,117	2,850,620	12/19/07	47,497
Swiss Franc	7,697,060	7,475,157	12/19/07	221,903
Total				$6,915,164

FORWARD CURRENCY CONTRACTS TO SELL at 10/31/07 (aggregate face value $330,197,533) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

Australian Dollar	$3,812,761	$3,678,005	1/16/08	$(134,756)
British Pound	39,654,718	38,557,371	12/19/07	(1,097,347)
Canadian Dollar	15,774,862	15,091,905	1/16/08	(682,957)
Euro	139,151,058	132,702,657	12/19/07	(6,448,401)
Hungarian Forint	7,192,122	6,683,564	12/19/07	(508,558)
Japanese Yen	69,501,060	68,835,780	11/21/07	(665,280)
Norwegian Krone	4,708,410	4,347,997	12/19/07	(360,413)
South African Rand	6,191,289	5,798,365	1/16/08	(392,924)
Swedish Krona	40,622,977	38,313,536	12/19/07	(2,309,441)
Swiss Franc	16,592,247	16,164,611	12/19/07	(427,636)
Taiwan Dollar	24,035	23,742	11/21/07	(293)
Total				$(13,028,006)

FUTURES CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	20	$ 2,385,323	Dec-07	$16,126
Euro-Bobl 5 yr (Short)	128	19,992,355	Dec-07	22,870
Euro-Bund 10 yr (Short)	171	28,102,111	Dec-07	(127,806)
Euro-Dollar 90 day (Long)	1,597	381,124,050	Sep-09	880,206
Euro-Dollar 90 day (Short)	2,408	575,632,400	Jun-08	(2,022,067)
Euro-Dollar 90 day (Short)	1597	382,042,325	Sep-08	(1,363,219)
Euro-Schatz 2 yr (Long)	653	97,731,128	Dec-07	(190,820)
Japanese Government Bond 10 yr (Long)	122	143,904,762	Dec-07	708,519
U.K. Gilt 10 yr (Long)	52	11,612,821	Dec-07	24,412
U.S. Treasury Bond 20 yr (Long)	1,413	159,094,969	Dec-07	457,146
U.S. Treasury Note 2 yr (Short)	695	143,941,016	Dec-07	(105,885)
U.S. Treasury Note 5 yr (Long)	818	87,807,188	Dec-07	(400,564)
U.S. Treasury Note 10 yr (Short)	4,141	455,574,703	Dec-07	(2,255,660)
Total				$(4,356,742)

WRITTEN OPTIONS OUTSTANDING at 10/31/07 (premiums received $8,617,036) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Merrill Lynch Capital Services Inc. for the obligation to pay a fixed rate of 5.83% versus the three month USD-LIBOR-BBA
maturing on July 16, 2018.		$68,738,000	Jul-08/5.830	$3,764,780
Option on an interest rate swap with Merrill Lynch Capital Services Inc. for the obligation to receive a fixed rate of 5.83% versus the three month USD-LIBOR-BBA
maturing on July 16, 2018.		68,738,000	Jul-08/5.830	343,003
Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 26, 2022.	EUR	2,820,000	Mar-12/4.400	193,030
Option on an interest rate swap with Citibank for the obligation to receive a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	2,540,000	Mar-17/4.560	172,645
Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.56% versus the six-month EUR-EURIBOR-Telerate maturing on
March 24, 2027.	EUR	2,540,000	Mar-17/4.560	81,658
Option on an interest rate swap with Citibank for the obligation to pay a fixed rate of 4.40% versus the six-month EUR-EURIBOR-Telerate maturing on
March 28, 2022.	EUR	2,820,000	Mar-12/4.400	70,826
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		$ 32,011,000	May-12/5.515	1,458,741
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		32,011,000	May-12/5.515	1,404,322
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		19,551,000	May-12/5.510	893,481
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.		19,551,000	May-12/5.510	853,597
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.		12,805,000	May-12/5.520	562,652
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.		12,805,000	May-12/5.520	580,963
Total				$10,379,698

TBA SALE COMMITMENTS OUTSTANDING at 10/31/07 (proceeds receivable $12,351,297) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, November 1, 2037	$4,000,000	11/13/07	$4,094,062
FNMA, 4 1/2s, November 1, 2022	8,600,000	11/19/07	8,319,157
Total			$12,413,219

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)
				Payments	Payments	Unrealized
Swap counterparty /			Termination	made by	received by	appreciation/
Notional amount			date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$900,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	$(29,821)
	105,277,000		9/24/09	3 month USD-LIBOR-BBA	4.7375%	226,309
	32,700,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	745,929
	6,900,000		1/27/14	4.35%	3 month USD-LIBOR-BBA	134,792
Citibank, N.A.
	46,380,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(1,344,569)
	23,700,000		9/29/13	5.078%	3 month USD-LIBOR-BBA	(218,391)
JPY	2,230,000,000		9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(319,898)
	$10,000,000		9/17/09	3 month USD-LIBOR-BBA	4.765%	13,659
	105,170,000		10/26/12	4.6275%	3 month USD-LIBOR-BBA	933,975
Citibank, N.A., London
AUD	118,510,000		6/18/12	6 month AUD-BBR-BBSW	6.915%	(1,061,139)
EUR	25,680,000		8/2/17	6 month EUR-EURIBOR-
				Telerate	4.7476%	322,173
JPY	2,600,000,000		2/10/16	6 month JPY-LIBOR-BBA	1.755%	277,642
JPY	25,769,748,000		4/3/08	1.165%	6 month JPY-LIBOR-BBA	(53,490)
EUR	13,800,000		8/28/17	4.649%	6 month EUR-EURIBOR-Reuters	22,608
EUR	58,050,000		8/28/09	6 month EUR-EURIBOR-Reuters	4.535%	(165,231)
AUD	133,080,000		6/18/09	6.79%	3 month AUD-BBR-BBSW	862,585
AUD	34,430,000		6/19/17	6.8095%	6 month AUD-BBR-BBSW	151,906
Credit Suisse International
GBP	11,873,000	(E)	12/20/09	6 month GBP-LIBOR-BBA	5.695%	(2,224)
Credit Suisse First Boston International
	$11,257,600		7/9/14	4.945%	3 month USD-LIBOR-BBA	(135,707)
Credit Suisse International
EUR	56,330,000		7/4/15	3.93163%	6 month
					EUR-EURIBOR-Telerate	3,340,790
GBP	2,910,000		4/3/36	7,330,962 GBP at maturity	6 month GBP-LIBOR-BBA	826,993
GBP	5,270,000		8/28/37	5.00%	6 month GBP-LIBOR-BBA	(199,596)
GBP	42,850,000		8/28/09	6 month GBP-LIBOR-BBA	6.145%	419,710
	$1,153,000		8/29/12	5.04556%	3 month USD-LIBOR-BBA	(10,183)
	2,070,000		10/16/17	3 month USD-LIBOR-BBA	5.297%	30,502
Deutsche Bank AG
ZAR	23,880,000		7/6/11	3 month ZAR-JIBAR-SAFEX	9.16%	(36,780)
	$4,723,000		10/16/17	3 month USD-LIBOR-BBA	5.297%	69,595
Goldman Sachs International
AUD	10,780,000	(E)	7/23/19	6.84%	6 month AUD-BBR-BBSW	(55,707)
AUD	10,780,000	(E)	7/20/19	6.79%	6 month AUD-BBR-BBSW	(23,461)
JPY	1,465,300,000		6/10/16	1.953%	6 month JPY-LIBOR-BBA	(358,850)
AUD	43,130,000	(E)	7/23/11	3 month AUD-BBR-BBSW	6.994%	(138,667)
AUD	43,130,000	(E)	7/20/11	3 month AUD-BBR-BBSW	6.954%	(166,101)
	$144,500,000	(E)	3/10/10	4.779%	3 month USD-LIBOR-BBA	(749,955)
	158,900,000	(E)	3/8/12	3 month USD-LIBOR-BBA	4.99%	(17,479)
	51,830,600		9/21/17	5.149%	3 month USD-LIBOR-BBA	(174,989)
	185,880,600		9/21/09	3 month USD-LIBOR-BBA	4.60%	(104,803)
	2,070,000		9/14/17	5.0625%	3 month USD-LIBOR-BBA	9,387
	4,243,000		9/14/14	4.906%	3 month USD-LIBOR-BBA	19,344
	3,190,000		9/14/09	3 month USD-LIBOR-BBA	4.717%	1,257
	700,000		7/25/09	5.327%	3 month USD-LIBOR-BBA	(17,904)
	96,335,000		9/19/09	3 month USD-LIBOR-BBA	4.763%	155,189
JPMorgan Chase Bank, N.A.
	13,000,000		5/10/35	5.062%	3 month USD-LIBOR-BBA	390,642
	30,500,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,015,614
	139,343,000		5/4/08	3 month USD-LIBOR-BBA	5.37%	2,236,339
	45,120,000		5/4/16	5.62375%	3 month USD-LIBOR-BBA	(2,495,442)
	56,000,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	250,133
JPY	11,230,000,000		6/6/13	1.83%	6 month JPY-LIBOR-BBA	(2,869,842)
	$20,430,000		10/10/13	5.09%	3 month USD-LIBOR-BBA	(196,365)
	66,000,000		3/6/16	3 month USD-LIBOR-BBA	5.176%	567,205
	297,249,000		4/27/09	5.034%	3 month USD-LIBOR-BBA	(1,852,490)

	30,000,000	5/10/15	3 month USD-LIBOR-BBA	4.687%	(264,619)
	14,680,000	10/10/13	5.054%	3 month USD-LIBOR-BBA	(110,696)
	13,200,000	8/13/12	3 month USD-LIBOR-BBA	5.2%	208,355
	114,678,000	10/30/12	4.68375%	3 month USD-LIBOR-BBA	679,670
	5,641,000	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(59,270)
	2,577,000	8/29/17	5.263%	3 month USD-LIBOR-BBA	(30,579)
	41,913,000	9/11/27	5.27%	3 month USD-LIBOR-BBA	323,609
	100,000	7/25/17	3 month USD-LIBOR-BBA	5.652%	5,680
	3,134,000	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(31,394)
	51,830,600	9/21/17	5.15%	3 month USD-LIBOR-BBA	(178,675)
	185,880,600	9/21/09	3 month USD-LIBOR-BBA	4.6125%	(61,328)
Lehman Brothers Special Financing, Inc.
JPY	4,600,000,000	10/21/15	1.61%	6 month JPY-LIBOR-BBA	(55,373)
	$1,789,000	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(65,783)
	108,143,000	8/3/08	3 month USD-LIBOR-BBA	5.425%	509,601
	18,882,000	8/3/11	3 month USD-LIBOR-BBA	5.445%	476,604
GBP	2,685,000	3/15/36	6,499,937.50 GBP at
			maturity	6 month GBP-LIBOR-BBA	916,509
	$80,954,000	6/14/17	3 month USD-LIBOR-BBA	5.8725%	5,957,725
EUR	13,330,000	8/1/17	6 month EUR-EURIBOR-
			Telerate	4.719%	124,712
	$66,339,000	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(166,334)
JPY	2,655,800,000	6/10/16	1.7775%	6 month JPY-LIBOR-BBA	(310,121)
	$7,000,000	9/17/17	3 month USD-LIBOR-BBA	5.131%	5,833
	5,285,000	9/11/17	5.0525%	3 month USD-LIBOR-BBA	28,344
	182,914,000	8/31/09	3 month USD-LIBOR-BBA	4.89%	735,784
	1,310,000	9/14/17	3 month USD-LIBOR-BBA	5.055%	(6,726)
	105,170,000	10/26/12	4.61375%	3 month USD-LIBOR-BBA	997,278
	51,830,600	9/24/17	5.285%	3 month USD-LIBOR-BBA	(729,379)
	182,914,000	9/4/09	3 month USD-LIBOR-BBA	4.836%	481,163
	38,636,000	9/4/27	5.4475%	3 month USD-LIBOR-BBA	(565,583)
	198,421,000	9/11/09	3 month USD-LIBOR-BBA	4.6525%	(186,240)
	38,636,000	8/31/27	5.4925%	3 month USD-LIBOR-BBA	(806,081)
EUR	13,800,000	10/1/17	4.375%	6 month
				EUR-EURIBOR-Telerate	(107,353)
EUR	58,050,000	10/1/09	6 month EUR-EURIBOR-
			Telerate	4.565%	(118,213)
	$134,070,000	6/12/17	3 month USD-LIBOR-BBA	5.717%	8,229,338
	64,223,300	9/19/09	3 month USD-LIBOR-BBA	4.755%	93,869
	185,880,600	9/24/09	3 month USD-LIBOR-BBA	4.695%	248,331
Merrill Lynch Capital Services, Inc.
JPY	1,465,300,000	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(405,423)
	$105,170,000	10/26/12	4.6165%	3 month USD-LIBOR-BBA	984,618
Merrill Lynch Derivative Products AG
JPY	732,600,000	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(203,528)
Morgan Stanley Capital Services, Inc.
	$881,000	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(10,256)
GBP	35,750,000	7/9/09	6 month GBP-LIBOR-BBA	6.305%	668,506
GBP	4,290,000	7/9/37	5.28375%	6 month GBP-LIBOR-BBA	(557,658)

Total					$16,870,111

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)
				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$11,830,000		5/2/08	10 bp plus	Banc of America	$(216,736)
				change in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	44,000,000		5/2/08	Banc of America	Banc of America	--
				Securities AAA	Securities- CMBS
				10 yr Index	AAA 10 year Index
multiplied by
the modified
duration factor

Citibank, N.A.
	11,110,000		5/2/08	12.5 bp plus	Banc of America	(201,772)
				change in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	83,120,000		10/31/07	10 bp plus	Banc of America	(1,781,774)
				change in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

Credit Suisse International
GBP	2,910,000		4/3/36	4,409,746 GBP at	GBP Non-revised	(451,469)
				maturity	Retail Price
Index

GBP	8,860,000		9/25/12	8,860,000 GBP at	GBP Non-revised	(44,603)
				maturity	Retail Price
Index

Deutsche Bank AG
	$13,216,000		2/1/08	(75 bp minus	The spread	26,279
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	34,000	(F)	2/1/08	50 bp plus	The spread	157
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	13,216,000	(F)	2/1/08	30 bp plus	The spread	57,371
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

Goldman Sachs International
	2,644,000		9/15/11	678 bp (1 month	Ford Credit Auto	61,857
				USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

GBP	8,860,000		10/16/12	3.09%	GBP Non-revised	21,358
UK Retail Price
Index excluding
tobacco

	5,630,000		5/1/08	10 bp plus	Banc of America	(57,973)

				change in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

GBP	8,860,000		9/20/12	3.170%	GBP Non-revised	39,204
UK Retail Price
Index excluding
tobacco

GBP	8,860,000		9/13/12	3.110%	GBP Non-revised	(8,593)
UK Retail Price
Index excluding
tobacco

	$ 77,700,000	(F)	2/1/08	125 bp plus	The spread	(31,624)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	27,690,000	(F)	1/1/08	(10 bp plus	The spread	818,184
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

JPMorgan Chase Bank, N.A.
	41,500,000		4/30/08	47.5 bp minus	Banc of America	--
				change in spread	Securities- CMBS
				of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

	10,228,000		3/1/08	(115 bp minus	The spread	--
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	3,862,000		2/1/08	(50 bp minus	The spread	35,144
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	3,862,000		2/1/08	25 bp plus	The spread	8,496
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	15,225,000		8/1/08	17.5 bp minus	The spread	4,568
				change in spread	return of Lehman
				of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor

Lehman Brothers Special Financing, Inc.
	168,950,000		5/1/08	15 bp plus	The spread	130,092
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	16,009,000		5/1/08	50 bp plus	The spread	(90,451)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	7,621,000	(F)	4/1/08	10 bp minus	The spread	(105,162)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

GBP	8,860,000		10/9/12	3.1225%	GBP Non-revised	53,477
UK Retail Price
Index excluding
tobacco

	$ 8,745,000	(F)	3/1/08	(2.5 bp plus	The spread	38,172
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	33,927,000	(F)	3/1/08	70 bp minus	The spread	14,521
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	7,672,000		3/1/08	(120 bp minus	The spread	18,243
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	15,102,000		2/1/08	(45 bp minus	The spread	4,725
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index)

	15,102,000	(F)	2/1/08	30 bp plus	The spread	55,122
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	13,212,000	(F)	2/1/08	50 bp minus	The spread	18,933
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	26,289,000		2/1/08	57.5 bp plus	The spread	(9,735)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

GBP	2,685,000	(F)	3/15/36	4,063,876 GBP at	GBP Non-revised	(452,093)
				maturity	Retail Price
Index

	$ 979,000		1/1/08	(5 bp plus	The spread	30,224
				beginning	return of Lehman

			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

27,690,000	(F)	1/1/08	(Beginning	The spread	834,161
			of period nominal	return of Lehman
			spread of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index)	duration factor

27,690,000		1/1/08	(10 bp plus	The spread	776,776
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index)

62,776,000		2/1/08	50 bp minus	The spread	(213,809)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Morgan Stanley & Co. International Limited
3,500,000		2/1/08	100 bp plus	The spread	(14,267)
			beginning	return of Lehman
			of period nominal	Brothers Aaa
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

Morgan Stanley Capital Services, Inc.
43,620,000		10/31/07	10 bp plus	Banc of America	(935,610)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

40,190,000		4/30/08	15 bp minus	Banc of America	(110,756)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

210,950,000		1/31/08	25 bp minus	The spread	173,338
			beginning	return of Lehman
			of period nominal	Brothers AAA
			spread of Lehman	8.5+ CMBS Index
			Brothers AAA	adjusted by
			8.5+ Commercial	modified
			Mortgage Backed	duration factor
Securities Index

11,294,500	(F)	1/31/08	80 bp minus	Banc of America	(72,827)
			change in spread	Securities- CMBS
			of Banc	AAA 10 year Index
of America
Securities AAA
10 yr Index
multiplied by
the modified
duration factor

11,294,500		1/31/08	70 bp minus	The spread	(57,346)
			change in spread	return of Lehman
			of Lehman	Brothers AAA
			Brothers AAA	8.5+ CMBS Index
			8.5+ Commercial	adjusted by
			Mortgage Backed	modified
			Securities Index	duration factor

81,843,000		1/31/08	40 bp plus	The spread	(683,692)

beginning	return of Lehman
of period nominal	Brothers Aaa
spread of Lehman	8.5+ CMBS Index
Brothers AAA	adjusted by
8.5+ Commercial	modified
Mortgage Backed	duration factor
Securities Index

Total		$(2,319,890)

(F) Is valued at fair value following procedures approved by the Trustees.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/07 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--	$245,000	12/20/08	550 bp	$(297)

DJ ABX NA CMBX BBB Index	267	389,000	10/12/52	(134 bp)	78,704

DJ CDX NA HY Series 9
Index	20,048	10,692,000	12/20/12	(375 bp)	170,938

Ford Motor Co., 7.45%,
7/16/31	--	935,000	3/20/12	(525 bp)	12,122

Ford Motor Credit Co.,
7%, 10/1/13	--	2,805,000	3/20/12	285 bp	(161,217)

Idearc, Inc, T/L B	--	1,150,000	6/20/12	(152 bp)	3,131

Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--	3,850,000	6/20/12	(89 bp)	113,427

L-3 Communications
Corp. 7 5/8%, 6/15/12	--	460,000	6/20/11	(101 bp)	(2,575)

Nalco, Co.
7.75%,11/15/11	--	175,000	9/20/12	350 bp	6,227

XL Capital Assurance
Inc.	--	540,000	12/20/12	400 bp	1,194

Bear Stearns Credit Products, Inc.
Claire's Stores,
9 5/8%, 6/1/15	--	140,000	6/20/12	230 bp	(6,346)

Bear Stearns International, Ltd.
DJ ABX NA CMBX BBB Index	2,262	467,070	10/12/52	(134 bp)	96,545

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--	245,000	12/20/08	725 bp	4,777

First Data Corp., 4.7%,
8/1/13	--	365,000	12/20/12	(505 bp)	383

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	430,000	9/20/12	495 bp	(3,760)

Idearc, Inc, 8%,
11/15/16	--	1,185,000	12/20/12	(215 bp)	7,667

Credit Suisse First Boston International
Ukraine Government,
7.65%, 6/11/13	--	2,175,000	10/20/11	194 bp	32,536

Credit Suisse International
Advanced Micro Devices,
7 3/4%, 11/1/12	--	420,000	6/20/09	(165 bp)	(10,826)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	295,000	6/20/17	297 bp	(22,159)

Freeport-McMoRan Copper
& Gold, Inc.	--	1,180,200	3/20/12	(82 bp)	(8,618)

Freeport-McMoRan Copper
& Gold, Inc.	--	1,180,000	3/20/12	41 bp	(10,476)

Neiman Marcus Group,
Inc., 9%, 10/15/15	--	700,000	3/20/12	(64 bp)	19,252

Republic of Peru,
8 3/4%, 11/21/33	--	1,205,000	4/20/17	125 bp	1,202

Sungard Data Systems,
Inc., 4 7/8%, 1/15/14	--	1,175,000	3/20/10	(48 bp)	20,249

Deutsche Bank AG
DJ CDX NA IG Series 8
Index 7-10% tranche	--	7,132,000	6/20/12	22 bp	(144,875)

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	5,650,000	12/20/12	61.56 bp	(52,974)

Nalco, Co. 7.75%,
11/15/11	--	160,000	12/20/12	363 bp	5,711

Republic of Argentina,
8.28%, 12/31/33	--	1,375,000	8/20/12	(380 bp)	(16,012)

Republic of Brazil,
12 1/4%, 3/6/30	--	1,500,000	10/20/17	105 bp	(16,967)

Republic of Indonesia,
6.75%, 2014	--	1,125,000	9/20/16	292 bp	93,698

Republic of Peru,
8 3/4%, 11/21/33	--	1,205,000	4/20/17	126 bp	2,759

Republic of Turkey,
11 7/8%, 1/15/30	--	1,810,000	6/20/14	195 bp	16,137

Republic of Venezuela,
9 1/4%, 9/15/27	--	1,175,000	6/20/14	220 bp	(79,916)

Russian Federation,
7 1/2%, 3/31/30	--	2,210,000	6/20/17	61 bp	(41,470)

Russian Federation,
7.5%, 3/31/30	--	1,500,000	8/20/17	86 bp	(2,000)

United Mexican States,
7.5%, 4/8/33	--	1,080,000	4/20/17	66 bp	4,658

United Mexican States,
7.5%, 4/8/33	--	2,945,000	3/20/14	56 bp	8,668

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--	7,487,000		(a)	2.461%	233,512

DJ CDX NA HY Series 5
Index	--			12/20/10	(395 bp)

DJ CDX NA HY Series 8
Index	220,877	14,690,000		6/20/12	35 bp	41,341

DJ CDX NA HY Series 9
Index 25-35% tranche	--	5,580,000		12/20/10	108.65 bp	(58,856)

DJ CDX NA IG Series 8
Index 30-100% tranche	--	47,479,000		6/20/12	(2.75 bp)	83,180

General Motors Corp.,
7 1/8%, 7/15/13	--	2,720,000		9/20/08	620 bp	106,198

General Motors Corp.,
7 1/8%, 7/15/13	--	580,000		9/20/08	620 bp	22,645

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	2,375,000		9/20/17	(67.8 bp)	54,599

Merrill Lynch & Co.,
5%, 1/15/15	--	2,375,000		9/20/12	48 bp	(35,245)

Merrill Lynch & Co.,
5%, 1/15/15	--	2,375,000		9/20/17	(59.8 bp)	35,963

JPMorgan Chase Bank, N.A.
DJ CDX NA CMBX AAA Index	--	10,557,000		3/15/49	(7 bp)	188,562

DJ CDX NA HY Series 9
Index 25-35% tranche	--	5,722,000		12/20/10	105.5 bp	(65,683)

DJ CDX NA IG Series 9
Index 30-100% tranche	--	16,780,000		12/20/12	(5.8 bp)	15,457

First Data Corp., 4.7%,
8/1/13	--	365,000		12/20/12	(507 bp)	88

Freeport-McMoRan Copper
& Gold, Inc.	--	2,360,300		3/20/12	(85 bp)	(34,960)

General Motors Corp.,
7 1/8%, 7/15/13	--	460,000		9/20/08	500 bp	12,523

Idearc, Inc T/L B L	--	1,150,000		6/20/12	79 bp	(35,004)

Republic of Argentina,
8.28%, 12/31/33	--	1,385,000		6/20/14	235 bp	(110,531)

Republic of Indonesia,
6.75%, 3/10/14	--	1,870,000		6/20/17	171.5 bp	(9,648)

Republic of Turkey,
11 7/8%, 1/15/30	--	1,945,000		5/20/17	230 bp	11,228

Republic of Turkey,
11 7/8%, 1/15/30	--	1,435,000		5/20/17	244 bp	23,924

Russian Federation,
7 1/2%, 3/31/30	--	1,580,000		5/20/17	60 bp	(28,972)

Russian Federation,
7.5%, 3/31/30	--	1,500,000		8/20/17	85 bp	(3,145)

Russian Federation,
7.5%, 3/31/30	--	2,250,000		8/20/12	65 bp	(368)

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--	2,375,000		9/20/17	(77 bp)	43,371

Community Health
Systems, 8 7/8%, 7/15/15	--	380,000		12/20/12	360 bp	(5,875)

DJ ABX NA CMBX BBB Index	481	116,767		10/12/52	(134 bp)	24,469

DJ CDX NA CMBX AA Index	(2,155)	68,000	(F)	3/15/49	(15 bp)	2,526

DJ CDX NA CMBX AAA Index	--	36,746,000		3/15/49	(7 bp)	518,625

DJ CDX NA HY Series 8
Index 35-60% tranche	--	31,139,000		6/20/12	104 bp	(588,847)

DJ CDX NA HY Series 8
Index 35-60% tranche	--	86,378,000		6/20/12	95 bp	(1,969,788)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	22,600,000		12/20/10	90 bp	(354,933)

DJ CDX NA HY Series 9
Index 25-35% tranche	--	22,600,000		12/20/10	104.5 bp	(252,941)

DJ CDX NA IG Series 8
Index	17,878	1,144,000		6/20/12	35 bp	3,896

DJ CDX NA IG Series 8
Index 30-100% tranche	--	17,768,850		6/20/12	(3.125 bp)	33,815

DJ CDX NA IG Series 8
Index 30-100% tranche	--	86,339,150		6/20/12	(8 bp)	(22,013)

DJ CDX NA IG Series 9
Index	(40,724)	8,230,000		12/20/12	60 bp	(35,786)

DJ CDX NA IG Series 9
Index	258,408	52,546,000		12/20/12	(60 bp)	226,880

DJ LCDX NA Series 9.1
Index 15-100% tranche	--	5,650,000	(F)	12/20/12	59.3 bp	(62,676)

Fed Republic of Brazil,

12.25%, 3/6/30	--	230,000	8/20/12	113 bp	3,751

Fed Republic of Brazil,
12.25%, 3/6/30	--	230,000	8/20/12	120 bp	4,431

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	1,143,000	6/20/10	(228 bp)	34,713

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	1,143,000	6/20/12	355 bp	(64,881)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	1,720,000	9/20/12	45.5 bp	(9,837)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--	2,375,000	9/20/17	(58 bp)	1,979

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	2,375,000	9/20/12	48 bp	(21,351)

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--	2,375,000	9/20/17	(60.5 bp)	17,110

Republic of Argentina,
8.28%, 12/31/33	--	1,960,000	5/20/17	296 bp	(158,474)

Republic of Argentina,
8.28%, 12/31/33	--	685,000	9/20/12	(469 bp)	(33,674)

Republic of Ecuador,
10%, 8/15/30	--	1,110,000	5/20/12	540 bp	(12,143)

Republic of Ecuador,
10%, 8/15/30	--	1,120,000	6/20/12	600 bp	5,813

Republic of Ecuador,
10%, 8/15/30	--	665,000	5/20/12	540 bp	(7,874)

Republic of Peru,
8 3/4%, 11/21/33	--	2,330,000	10/20/16	215 bp	152,076

Republic of Turkey,
11 7/8%, 1/15/30	--	2,780,000	5/20/17	228 bp	26,571

Republic of Venezuela,
9 1/4%, 9/15/27	--	2,340,000	5/20/08	(130 bp)	(16,029)

Republic of Venezuela,
9 1/4%, 9/15/27	--	2,340,000	5/20/12	183 bp	(103,883)

Solectron Global
Finance Ltd, 8%, 3/15/16	--	191,000	3/20/12	380 bp	25,448

United Mexican States,
7.5%, 4/8/33	--	1,310,000	4/20/17	67 bp	6,637

XL Capital Assurance
Inc.	--	1,620,000	12/20/12	400 bp	3,582

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--	1,895,000	9/20/08	500 bp	51,588

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	295,000	6/20/17	295 bp	(22,502)

Morgan Stanley Capital Services, Inc.
Advanced Micro Devices,
7 3/4%, 11/1/12	--	1,100,000	6/20/09	190 bp	(23,909)

Aramark Services, Inc.,
8.5%, 2/1/15	--	250,000	12/20/12	355 bp	(1,597)

DJ ABX NA CMBX BBB Index	118	162,464	10/12/52	(134 bp)	33,493

DJ CDX NA HY Series 7
Index	122,218	2,573,000	12/20/09	(325 bp)	74,793

DJ CDX NA IG Series 7
Index 10-15% tranche	102,920	2,573,000	12/20/09	0 bp	(84,858)

DJ CDX NA IG Series 8
Index	42,285	3,517,000	6/20/12	35 bp	(698)

Dominican Republic,
8 5/8%, 4/20/27	--	2,340,000	11/20/11	(170 bp)	(34,751)

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	295,000	6/20/12	225 bp	(11,362)

Freeport-McMoRan Copper
& Gold, Inc.	--	1,180,200	3/20/12	(83 bp)	(16,533)

Freeport-McMoRan Copper
& Gold, Inc.	--	3,540,700	3/20/12	44 bp	(19,309)

General Motors Corp.,
7 1/8%, 7/15/13	--	465,000	9/20/08	500 bp	11,265

Nalco, Co. 7.75%,
11/15/11	--	175,000	9/20/12	330 bp	4,507

Republic of Venezuela,
9 1/4%, 9/15/27	--	1,570,000	10/12/12	339 bp	6,663

Total					$(2,052,217)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

NOTES

(a) Percentages indicated are based on net assets of $1,127,040,039.

(b) The aggregate identified cost on a tax basis is $1,114,705,062, resulting in gross unrealized appreciation and depreciation of $53,091,086 and $32,878,149, respectively, or net unrealized appreciation of $20,212,937.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 2007 was $37,139 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at October 31, 2007.

(FWC) Forward commitments.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at October 31, 2007. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2007, the value of securities loaned amounted to $3,002,267. The fund received cash collateral of $3,065,160 which is pooled with collateral of other Putnam funds into 54 issues of short-term investments.

The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $218,310 for the period ended October 31, 2007. During the period ended October 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $34,651,496 and $94,973,905, respectively.

(F) Is valued at fair value following procedures approved by the Trustees.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at October 31, 2007.

(U) A portion of the position represents unfunded loan commitments. As of October 31, 2007, the fund had unfunded loan commitments of $937,269, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Unfunded commitments

Community Health	$79,781
Golden Nugget	114,545
Hub Intl	43,294
Iasis Healthcare	34,102
Isle of Capri	124,118
MEG Energy	186,429
NRG Energy	355,000
Totals	$937,269

At October 31, 2007, liquid assets totaling $184,587,383 have been designated as collateral for open forward commitments, swap contracts, forward contracts, options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at October 31, 2007.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at October 31, 2007.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at October 31, 2007: (as a percentage of Portfolio Value)

Argentina	1.8%
Austria	1.0
Canada	1.3
Cayman Islands	1.1
France	2.6
Germany	6.8
Ireland	2.6
Japan	6.7

Luxembourg	1.3
Mexico	0.8
Russia	1.3
Spain	0.6
Sweden	0.9
Turkey	0.6
United Kingdom	1.9
United States	66.1
Other	2.6
Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

During the period, Putnam Fiduciary Trust Company, the fund's transfer agent, began utilizing shareholder systems and systems support provided by DST Systems, Inc. and certain of its affiliates.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2007